       As filed with the Securities and Exchange Commission on March 1, 2002

                                                    Commission File Nos. 2-72671
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-4

REGISTRATION STATEMENT UNDER
 THE SECURITIES ACT OF 1933                       [ ]
Pre-Effective Amendment No.                       [ ]
Post-Effective Amendment No. 34                   [X]
 and
REGISTRATION STATEMENT UNDER
 THE INVESTMENT COMPANY ACT OF 1940               [ ]
Amendment No. 71                                  [X]


                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)

                     Kemper Investors Life Insurance Company
                           (Name of Insurance Company)

        1600 McConnor Parkway, Schaumburg, Illinois              60196-6801
(Address of Insurance Company's Principal Executive Offices)     (Zip Code)

Insurance Company's Telephone Number, including Area Code:     (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801
                     (Name and Address of Agent for Service)

                                   Copies To:

        Frank J. Julian, Esq.                       Joan E. Boros, Esq.
Kemper Investors Life Insurance Company               Jorden Burt LLP
       1600 McConnor Parkway                 1025 Thomas Jefferson Street, N.W.
   Schaumburg, Illinois 60196-6801                    Suite 400E
                                                  Washington, D.C. 20007


     Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment. Title of Securities being
    Registered:

Units of interest in Separate Account under the Contracts
    No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

                              CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       Registration Statement on Form N-4

N-4 Item No.                                                                Location in Prospectus
-----------                                                                 ----------------------
Part A
   Item  1.    Cover Page .................................     Cover Page
   Item  2.    Definitions ................................     Definitions
   Item  3.    Synopsis ...................................     Summary; Summary of Expenses; Example
   Item  4.    Condensed Financial Information ............     Condensed Financial Information
   Item  5.    General Description of Registrant,
                 Depositor and Portfolio Companies ........     KILICO, the MVA Option, the Separate Account and the Fund;
                                                                  Voting Rights
   Item  6.    Deductions and Expenses ....................     Contract Charges and Expenses
   Item  7.    General Description of Variable
                 Annuity Contracts ........................     The Contracts; The Accumulation Period
   Item  8.    Annuity Period .............................     The Annuity Period
   Item  9.    Death Benefit ..............................     The Annuity Period; The Accumulation Period
   Item 10.    Purchases and Contract Value ...............     KILICO, the MVA Option, the Separate Account and the Fund;
                                                                  The Contracts; The Accumulation Period
   Item 11.    Redemptions ................................     The Accumulation Period
   Item 12.    Taxes ......................................     Federal Income Taxes
   Item 13.    Legal Proceedings ..........................     Legal Proceedings
   Item 14.    Table of Contents of the Statement of
                 Additional Information ...................     Table of Contents

Part B

   Item 15.    Cover Page .................................     Cover Page
   Item 16.    Table of Contents ..........................     Table of Contents
   Item 17.    General Information and History ............     Not Applicable
   Item 18.    Services ...................................     Services to the Separate Account
   Item 19.    Purchase of Securities Being Offered .......     Not Applicable
   Item 20.    Underwriters ...............................     Services to the Separate Account
   Item 21.    Calculation of Performance Data ............     Performance Information of Subaccounts
   Item 22.    Annuity Payments ...........................     Not Applicable
   Item 23.    Financial Statements .......................     Financial Statements

Part C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                  PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                             KEMPER ADVANTAGE III
                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      of
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). These Contracts are designed to provide annuity benefits for retirement which qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.

   You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers thirty-four variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:

..  The Alger American Fund
..  Alger American Growth
..  Alger American MidCap Growth
..  Alger American Small Capitalization
..  American Century Variable Portfolios, Inc. ("VP")
..  American Century VP Income & Growth
..  American Century VP Value

..  Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)


..  Credit Suisse Trust-Emerging Markets (formerly Credit Suisse Warburg Pincus
   Trust-Emerging Markets)

.. The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class) .. Fidelity Variable Insurance Products Fund ("VIP") (Initial Class Shares) .. Fidelity VIP Equity-Income
..  Fidelity VIP Growth
..  Fidelity Variable Insurance Products Fund II ("VIP II") (Initial Class
   Shares)
..  Fidelity VIP II Asset Manager
..  Fidelity VIP II Contrafund(R)
..  Fidelity VIP II Index 500
..  J.P. Morgan Series Trust II
..  J.P. Morgan Small Company

                                               .  Janus Aspen Series
                                                  .  Janus Aspen Aggressive
                                                     Growth
                                                  .  Janus Aspen Balanced
                                                  .  Janus Aspen Growth
                                                  .  Janus Aspen Worldwide
                                                     Growth

                                               .  Pilgrim Emerging Markets
                                                  Fund, Inc.


                                               .  Pilgrim Natural Resources
                                                  Trust


                                               .  Scudder Variable Series I
                                                  (Class A Shares)


                                                  .  Scudder Bond


                                                  .  Scudder Capital Growth


                                                  .  Scudder International


                                               .  Scudder Variable Series II


                                                  .  Scudder Contrarian Value


                                                  .  Scudder Government
                                                     Securities


                                                  .  Scudder Growth


                                                  .  Scudder High Yield


                                                  .  Scudder International
                                                     Research


                                                  .  Scudder Investment Grade
                                                     Bond


                                                  .  Scudder Money Market


                                                  .  Scudder Small Cap Growth


                                                  .  Scudder Small Cap Value


                                                  .  Scudder Technology Growth


                                                  .  Scudder Total Return


                                                  .  SVS Focus Value+Growth




   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.


   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of
   contents for the SAI appears on page   . You may also find this Prospectus
   and other required information about the Separate Account at the SEC's web site at http://www.sec.gov.


   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


   The date of this Prospectus is May 1, 2002

TABLE OF CONTENTS
================================================================================


                                                                 Page
                                                                 ----
          DEFINITIONS...........................................   1
          SUMMARY...............................................   3
          SUMMARY OF EXPENSES...................................   5
          CONDENSED FINANCIAL INFORMATION.......................  11
          KILICO, THE SEPARATE ACCOUNT AND THE FUNDS............  28
          FIXED ACCOUNT OPTION..................................  33
          THE CONTRACTS.........................................  33
          CONTRACT CHARGES AND EXPENSES.........................  41
          THE ANNUITY PERIOD....................................  45
          FEDERAL TAX MATTERS...................................  48
          DISTRIBUTION OF CONTRACTS.............................  54
          VOTING RIGHTS.........................................  55
          REPORTS TO CONTRACT OWNERS AND INQUIRIES..............  55
          DOLLAR COST AVERAGING.................................  55
          SYSTEMATIC WITHDRAWAL PLAN............................  56
          ASSET ALLOCATION SERVICE..............................  56
          PROVISIONS OF PRIOR CONTRACTS.........................  57
          LEGAL PROCEEDINGS.....................................  58
          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION  58
          CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 19, 2002  59
          APPENDIX..............................................  62

                                  DEFINITIONS

   The following terms as used in this Prospectus have the indicated meanings:

   Accumulation Period--The period between the Date of Issue of a Contract and the Annuity Date.

   Accumulation Unit--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

   Annuitant--The person designated to receive or who is receiving annuity payments.

   Date--The date on which annuity payments are to commence.

   Annuity Option--One of several forms in which annuity payments can be made.

   Annuity Period--The period starting on the Annuity Date.

   Annuity Unit--A unit of measurement used to determine the amount of Variable Annuity payments.

   Beneficiary--The person designated to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.


   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company. Our home office is at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


   Contract--A Variable Annuity Contract offered by this Prospectus on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Value--The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

   Contract Year--The period between anniversaries of the Date of Issue of a Contract.

   Contract Quarter--The periods between quarterly anniversaries of the Date of Issue of a Contract.

   Contribution Year--Each Contract Year in which a Purchase Payment is made and each later year measured from the end of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

   Date of Issue--The date on which the first Contract Year commences.

   Debt--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest. Requests for loans must be made to us in writing.

   Fixed Annuity--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.


   Fund or Funds--Scudder Variable Series I, Scudder Variable Series II, Janus Aspen Series, Pilgrim Natural Resources Trust, Pilgrim Emerging Markets Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, The Dreyfus Socially Responsible Growth Fund, Inc., J.P. Morgan Series Trust II, The Alger American Fund, American Century Variable Portfolios, Inc. and Credit Suisse Trust, including any Portfolios thereunder.


   General Account--All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

   General Account Contract Value--The value of your interest in the General Account.

   Non-Qualified Contract--A Contract issued in connection with a retirement plan which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Owner ("you", "your", "yours")--The person designated in the Contract as having the privileges of ownership.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

   Purchase Payments--Amounts paid to us by you or on your behalf.

   Qualified Contract--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

   Separate Account--The KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of your interests in the Subaccount(s).

   Subaccounts--The thirty-four subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Unitholder--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

   Valuation Date--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

   Valuation Period--The interval of time between two consecutive Valuation
Dates.

   Variable Annuity--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

   Withdrawal Charge--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

   Withdrawal Value--Contract Value less Debt and any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge.

                                    SUMMARY


   The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.


   The Contracts provide for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.


   The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan's terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking
[PAC] Agreement"). (See "The Contracts," page       .)



   We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the
Funds. (See "The Funds," page       .) The Contract Values allocated to the
Separate Account will vary with the investment performance of the Portfolios and Funds you select.



   We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than 3%. (See "Fixed Account
Option," page       .)


   The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least 3% interest.


   Transfers between Subaccounts are permitted before and after annuitization, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See "Transfer During
Accumulation Period" and "Transfer During Annuity Period," pages        and
      , respectively.)



   No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later
Contribution Years. (See "Withdrawal Charge," page       .) The Withdrawal
Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See
"Federal Tax Matters," page       .)



   We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See "Asset-Based
Charges Against the Separate Account," page       .) We also charge for
optional death benefits (See "Guaranteed Minimum Death Benefit Rider," page
      , and "Earnings Based Death Benefit Rider," page       ), optional income
benefits (See "Guaranteed Retirement Income Benefit Rider," page       ), and
optional asset allocation services (See "Asset Allocation Service," page
      ). The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' prospectuses.)


   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts and the General Account. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors.

   The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the "Code") or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See
"Taxation of Annuities in General," page    and "Qualified Plans," page   .)



   You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the "free look" period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See "The Contracts," page
  .) In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities or as Roth IRAs.

                              SUMMARY OF EXPENSES

--------------------------------------------------------------------------------

 Contract Owner Transaction Expenses
 Sales Load Imposed on Purchases (as a percentage of purchase payments)... None
 Contingent Deferred Sales Load (as a percentage of amount surrendered)(1)

                     Year of Withdrawal After Purchase
                     ---------------------------------
                        First year.................... 6%
                        Second year................... 5%
                        Third year.................... 4%
                        Fourth year................... 3%
                        Fifth year.................... 2%
                        Sixth year.................... 1%
                        Seventh year and following.... 0%

        Surrender Fees............................................. None
        Exchange Fee............................................... None
        Maximum Annual Contract Fee (Records Maintenance Charge)(2)  $30


                        Optional MIAA Expenses
                        MIAA Initial Set Up Fee   $30
                        MIAA Annual Expense
                           Current............. 0.50%*
                           Maximum............. 1.00%**

 -------
 * Charged quarterly in arrears at the rate of .125% per quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. (See "Asset Allocation Service.")


 ** We reserve the right for new Contracts to increase the MIAA Expense charge up to a maximum of 1.00%. We currently do not charge the maximum.


             Separate Account Annual Expenses
             (as a percentage of average daily account value)
             Mortality and Expense Risk...................... 1.00%
             Administration.................................. 0.30%
             Account Fees and Expenses....................... 0.00%
                                                              -----
                Total Separate Account Annual Expenses....... 1.30%
                                                              =====
             Optional Benefit Annual Expenses
             (as a percentage of average daily account value)
             Guaranteed Minimum Death Benefit Charge......... 0.15%
             Earnings Based Death Benefit Charge............. 0.20%
                                                              -----
             Total Maximum Optional Benefit Annual Expenses.. 0.35%
                                                              =====


 Fund Annual Expenses [TO BE UPDATED BY AMENDMENT]


 (as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 2001. Future Portfolio expenses may be greater or lesser than those shown.)



                                         Management  Other      Total Annual
               Portfolio                    Fees    Expenses Portfolio Expenses
               ---------                 ---------- -------- ------------------
Alger American Growth...................   0.75%     0.04%         0.79%
Alger American MidCap Growth............   0.80%     0.04%         0.84%
Alger American Small Capitalization.....   0.85%     0.05%         0.90%
American Century VP Income & Growth.....   0.70%     0.00%         0.70%
American Century VP Value...............   1.00%     0.00%         1.00%
Credit Suisse Trust-Emerging Markets (9)   1.09%     0.31%         1.40%
Dreyfus Socially Responsible Growth.....   0.75%     0.03%         0.78%
Fidelity VIP Equity-Income (5)..........   0.48%     0.08%         0.56%
Fidelity VIP Growth (5).................   0.57%     0.08%         0.65%
Fidelity VIP II Asset Manager...........   0.53%     0.08%         0.61%
Fidelity VIP II Contrafund (5)..........   0.57%     0.09%         0.66%
Fidelity VIP II Index 500 (6)...........   0.24%     0.09%         0.33%
J.P. Morgan Small Company (7)...........   0.60%     0.55%         1.15%
Janus Aspen Aggressive Growth (8).......   0.65%     0.01%         0.66%
Janus Aspen Balanced (8)................   0.65%     0.01%         0.66%
Janus Aspen Growth (8)..................   0.65%     0.02%         0.67%
Janus Aspen Worldwide Growth (8)........   0.65%     0.04%         0.69%

                                       Management  Other      Total Annual
               Portfolio                  Fees    Expenses Portfolio Expenses
               ---------               ---------- -------- ------------------
  Pilgrim Emerging Markets............   0.85%     0.89%          1.74%
  Pilgrim Natural Resources...........   1.00%     0.66%          1.66%
  Scudder Bond........................   0.48%     0.10%          0.58%
  Scudder Capital Growth..............   0.46%     0.03%          0.49%
  Scudder Contrarian Value (3)........   0.75%     0.05%          0.80%
  Scudder Government Securities (4)...   0.55%     0.05%          0.60%
  Scudder Growth......................   0.60%     0.05%          0.65%
  Scudder High Yield..................   0.60%     0.08%          0.68%
  Scudder International...............   0.82%     0.14%         0.963%
  Scudder International Research......   0.75%     0.09%          0.84%
  Scudder Investment Grade Bond (3)(4)   0.60%     0.07%          0.67%
  Scudder Money Market................   0.50%     0.08%          0.58%
  Scudder Small Cap Growth............   0.65%     0.07%          0.72%
  Scudder Small Cap Value (3)(4)......   0.75%     0.06%          0.81%
  Scudder Technology Growth (3).......   0.75%     0.07%          0.82%
  Scudder Total Return................   0.55%     0.06%          0.61%
  SVS Focus Value+Growth (3)..........   0.75%     0.06%          0.81%


(1)An Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected. This load also applies if you annuitize under Option 1 and choose to receive payments for less than 5 years.

(2)The Records Maintenance Charge will be reduced or waived for Contracts in the situations detailed in the Prospectus. For Contracts with Contract Value of between $25,000 and $50,000, the charge is $15.00. There is no charge for Contract Value over $50,000.

(3)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), Scudder Small Cap Value (0.84%) and Scudder Investment Grade Bond (0.80%).

(4)"Other Expenses" have been restated to exclude reorganization costs.

(5)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's expenses. These offsets may be discontinued at any time. Without these reductions, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .48%, .07% and .55%, respectively, for the Fidelity VIP Equity-Income Portfolio, .57%, .07% and .64%, respectively, for the Fidelity VIP Growth Portfolio; and .57%, .06% and .63%, respectively, for the Fidelity VIP II Contrafund Portfolio.

(6)Fidelity VIP II Index 500 (Service Class 2 Shares) Portfolio's total annual expenses reflect Fidelity Management & Research Company's ("FMR") voluntary agreement to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. FMR's voluntary agreement may be discontinued by FMR at any time. With this reimbursement, Management Fees, Other Expenses, Rule 12b-1 Fees and Total Portfolio Annual Expenses would have been .24%, .04%, .25% and .53%, respectively.

(7)Reflects an agreement by Morgan Guaranty Trust Company of New York, an affiliate of J.P. Morgan, to reimburse the Portfolio to the extent certain expenses exceed 1.15% of the Portfolio's average daily net assets during the fiscal year 2001. Absent fee waiver and expense reimbursement, total operating expenses would have been 1.32%.

(8)Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide Growth and Janus Aspen Balanced Portfolios. All expenses are shown without the effect of any expenses offset arrangements.


(9)The expense figures shown are net of certain fee waivers or reductions from the Portfolio's investment adviser and/or its affiliates based on actual expenses for fiscal year ended December 31, 2000. Without such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Credit Suisse Trust-Emerging Markets Portfolio would have been 1.25%, 0.44% and 1.69%, respectively. Fee waivers and expense reimbursements may be discontinued at any time.

   If you surrender your Contract or you annuitize for a fixed period of less than 5 years, you would pay the following expenses on a $1,000 investment assuming:

      .  5% annual return on assets,

      .  the current level of fund expenses for all years shown, and

      .  no optional benefits or MIAA program.

   The example assumes that any portfolio expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                   EXAMPLE 1
                          [TO BE UPDATED BY AMENDMENT]
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $84    $111    $139     $250
      Alger American MidCap Growth           84     113     142      255
      Alger American Small Capitalization    85     115     145      261
      American Century VP Income & Growth    83     109     135      240
      American Century VP Value              86     118     150      272
      Credit Suisse Trust-Emerging Markets   90     129     170      312
      Dreyfus Socially Responsible Growth    84     111     139      249
      Fidelity VIP Equity-Income             81     104     128      226
      Fidelity VIP Growth                    82     107     132      235
      Fidelity VIP II Asset Manager          82     106     130      231
      Fidelity VIP II Contrafund             82     107     133      236
      Fidelity VIP II Index 500              79      98     116      201
      J.P. Morgan Small Company              87     122     157      287
      Janus Aspen Aggressive Growth          82     107     133      236
      Janus Aspen Balanced                   83     108     133      237
      Janus Aspen Growth                     83     108     133      237
      Janus Aspen Worldwide Growth           83     108     134      239
      Pilgrim Emerging Markets               93     139     186      345
      Pilgrim Natural Resources              92     137     183      337
      Scudder Bond                           82     105     129      228
      Scudder Capital Growth                 81     102     124      218
      Scudder Contrarian Value               84     112     140      251
      Scudder Government Securities          82     106     130      230
      Scudder Growth                         82     107     132      235
      Scudder High Yield                     83     108     134      238
      Scudder International                  85     116     148      268
      Scudder International Research         84     113     142      255
      Scudder Investment Grade Bond          83     108     133      237
      Scudder Money Market #1                82     105     129      228
      Scudder Small Cap Growth               83     109     136      243
      Scudder Small Cap Value                84     112     140      252
      Scudder Technology Growth              84     112     141      253
      Scudder Total Return                   82     106     130      231
      SVS Focus Value+Growth                 84     112     140      252

   Same assumptions as Example 1 above, except that you decide not to surrender or annuitize your Contract or you select an annuity option other than those covered by Example 1 at the end of each period.


                                   EXAMPLE 2
                          [TO BE UPDATED BY AMENDMENT]
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $22     $68    $116     $250
      Alger American MidCap Growth           23      69     119      255
      Alger American Small Capitalization    23      71     122      261
      American Century VP Income & Growth    21      65     112      240
      American Century VP Value              24      74     127      272
      Credit Suisse Trust-Emerging Markets   28      87     148      312
      Dreyfus Socially Responsible Growth    22      68     116      249
      Fidelity VIP Equity-Income             20      61     104      226
      Fidelity VIP Growth                    21      64     109      235
      Fidelity VIP II Asset Manager          20      62     107      231
      Fidelity VIP II Contrafund             21      64     110      236
      Fidelity VIP II Index 500              17      54      92      201
      J.P. Morgan Small Company              26      79     135      287
      Janus Aspen Aggressive Growth          21      64     110      236
      Janus Aspen Balanced                   21      64     110      237
      Janus Aspen Growth                     21      64     110      237
      Janus Aspen Worldwide Growth           21      65     111      239
      Pilgrim Emerging Markets               32      97     165      345
      Pilgrim Natural Resources              31      95     161      337
      Scudder Bond                           20      61     105      228
      Scudder Capital Growth                 19      59     101      218
      Scudder Contrarian Value               22      68     117      251
      Scudder Government Securities          20      62     106      230
      Scudder Growth                         21      64     109      235
      Scudder High Yield                     21      64     111      238
      Scudder International                  24      73     125      268
      Scudder International Research         23      69     119      255
      Scudder Investment Grade Bond          21      64     110      237
      Scudder Money Market #1                20      61     105      228
      Scudder Small Cap Growth               21      66     113      243
      Scudder Small Cap Value                22      68     117      252
      Scudder Technology Growth              22      69     118      253
      Scudder Total Return                   20      62     107      231
      SVS Focus Value+Growth                 22      68     117      252


   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Funds or Portfolios. The Examples should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds or Portfolios have been provided by the Fund's or Portfolio's investment managers or advisers and have not been independently verified. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

   If you surrender your Contract or annuitize for a fixed period of less than five years, you would pay the following expenses on a $1,000 investment assuming:

      .  5% annual return on assets,


      . you participate in the optional MIAA program, with a 1.00% MIAA expense,


      .  you elect the optional Guaranteed Minimum Death Benefit,


      .  you elect the optional Earnings Based Death Benefit, and




      .  the current level of fund expenses for all years shown.

   The example assumes that any portfolio expense caps, waivers or reimbursement arrangements described in the footnotes above are in effect for the time periods presented below. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.


                                   EXAMPLE 3
                          [TO BE UPDATED BY AMENDMENT]
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $107   $171    $236     $434
      Alger American MidCap Growth           107    172     238      438
      Alger American Small Capitalization    108    174     241      444
      American Century VP Income & Growth    106    168     232      426
      American Century VP Value              109    177     246      452
      Credit Suisse Trust-Emerging Markets   113    188     264      485
      Dreyfus Socially Responsible Growth    107    171     235      433
      Fidelity VIP Equity-Income             104    164     225      414
      Fidelity VIP Growth                    105    167     229      422
      Fidelity VIP II Asset Manager          105    166     227      418
      Fidelity VIP II Contrafund             105    167     230      423
      Fidelity VIP II Index 500              102    158     214      394
      J.P. Morgan Small Company              110    181     252      465
      Janus Aspen Aggressive Growth          105    167     230      423
      Janus Aspen Balanced                   106    167     230      424
      Janus Aspen Growth                     106    167     230      424
      Janus Aspen Worldwide Growth           106    168     231      425
      Pilgrim Emerging Markets               116    198     279      512
      Pilgrim Natural Resources              115    195     276      506
      Scudder Bond                           105    165     226      416
      Scudder Capital Growth                 104    162     222      408
      Scudder Contrarian Value               107    171     236      435
      Scudder Government Securities          105    165     227      418
      Scudder Growth                         105    167     229      422
      Scudder High Yield                     106    168     231      425
      Scudder International                  108    176     244      449
      Scudder International Research         107    172     238      438
      Scudder Investment Grade Bond          106    167     230      424
      Scudder Money Market #1                105    165     226      416
      Scudder Small Cap Growth               106    169     233      428
      Scudder Small Cap Value                107    171     237      436
      Scudder Technology Growth              107    172     237      437
      Scudder Total Return                   105    166     227      418
      SVS Focus Value+Growth                 107    171     237      436

   Same assumptions as Example 3 above, except that you decide not to surrender or annuitize your Contract or you select an annuity option other than those covered by Example 1 at the end of each period.


                                   EXAMPLE 4
                          [TO BE UPDATED BY AMENDMENT]
      ---------------------------------------------------------------------
                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $46    $130    $215     $434
      Alger American MidCap Growth           47     132     217      438
      Alger American Small Capitalization    48     133     220      444
      American Century VP Income & Growth    46     127     211      426
      American Century VP Value              49     136     225      452
      Credit Suisse Trust-Emerging Markets   53     148     244      485
      Dreyfus Socially Responsible Growth    46     130     215      433
      Fidelity VIP Equity-Income             44     123     204      414
      Fidelity VIP Growth                    45     126     208      422
      Fidelity VIP II Asset Manager          45     125     207      418
      Fidelity VIP II Contrafund             45     126     209      423
      Fidelity VIP II Index 500              42     116     193      394
      J.P. Morgan Small Company              50     141     232      465
      Janus Aspen Aggressive Growth          45     126     209      423
      Janus Aspen Balanced                   45     127     209      424
      Janus Aspen Growth                     45     127     209      424
      Janus Aspen Worldwide Growth           45     127     210      425
      Pilgrim Emerging Markets               56     158     259      512
      Pilgrim Natural Resources              55     156     256      506
      Scudder Bond                           44     124     205      416
      Scudder Capital Growth                 43     121     201      408
      Scudder Contrarian Value               47     130     216      435
      Scudder Government Securities          45     124     206      418
      Scudder Growth                         45     126     208      422
      Scudder High Yield                     45     127     210      425
      Scudder International                  48     135     223      449
      Scudder International Research         47     132     217      438
      Scudder Investment Grade Bond          45     127     209      424
      Scudder Money Market #1                44     124     205      416
      Scudder Small Cap Growth               47     131     216      436
      Scudder Small Cap Value                46     128     212      428
      Scudder Technology Growth              47     131     217      437
      Scudder Total Return                   45     125     207      418
      SVS Focus Value+Growth                 47     131     216      436


   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of the Separate Account and the Funds or Portfolios, as well as expenses you will incur under the optional MIAA program, the optional Guaranteed Minimum Death Benefit rider and, the optional Earnings Based Death Benefit rider. If one or more of these features were not elected, the expense figures shown above would be lower. The Examples should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds or Portfolios have been provided by the Fund's or Portfolio's investment managers or advisers and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. This table also assumes that all the Contract Value in a particular Subaccount is in the MIAA program. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION

                         [TO BE UPDATED BY AMENDMENT]



   The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.


   Selected data for the last ten years for accumulation units outstanding as of the year ended December 31st for each period:

Tax Qualified

                                                          Flexible Payment Contracts
                                   -------------------------------------------------------------------------
           Subaccount              2001  2000   1999+++  1998    1997   1996++  1995+  1994***  1993  1992**
           ----------              ---- ------- ------- ------- ------- ------- ------ ------- ------ ------
Alger American Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period...........      $71.618 $59.320 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.................      $59.667 $71.618 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............           --      --      --      --      --     --     --      --     --
Alger American Small
 Capitalization Subaccount+++
   Accumulation unit value at
    beginning of period...........      $64.873 $45.520 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.................      $45.157 $64.873 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............           --      --      --      --      --     --     --      --     --
American Century VP Income &
 Growth Subaccount+++
   Accumulation unit value at
    beginning of period...........      $ 7.834 $ 7.260 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.................      $ 7.034 $ 7.834 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............           --      --      --      --      --     --     --      --     --
American Century VP Value
 Subaccount+++
   Accumulation unit value at
    beginning of period...........      $ 5.898 $ 6.700 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.................      $ 6.914 $ 5.898 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............            1       0      --      --      --     --     --      --     --
Dreyfus Socially Responsible
 Growth Subaccount+++
   Accumulation unit value at
    beginning of period...........      $39.967 $33.680 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.................      $35.379 $39.967 $    -- $    -- $    -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............            0       0      --      --      --     --     --      --     --
Fidelity VIP Equity-Income
 Subaccount++
   Accumulation unit value at
    beginning of period...........      $30.830 $29.285 $26.497 $20.891 $    -- $   -- $   --  $   -- $   --
   Accumulation unit value at
    end of period.................      $33.096 $30.830 $29.285 $26.497 $20.891 $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...............            1       1       2       2       1     --     --      --     --

                                                        Flexible Payment Contracts
                              ------------------------------------------------------------------------------
         Subaccount           2001   2000   1999+++    1998     1997   1996++   1995+  1994***  1993  1992**
         ----------           ---- -------- -------- -------- -------- ------- ------- ------- ------ ------
Fidelity VIP Growth
 Subaccount++
   Accumulation unit value
    at beginning of period...      $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    -- $    -- $   --  $   -- $   --
   Accumulation unit value
    at end of period.........      $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933 $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted).................             5        4        3       --      --      --     --      --     --
Fidelity VIP II Asset Manager
 Subaccount++
   Accumulation unit value
    at beginning of period...      $ 25.172 $ 22.885 $ 20.090 $ 16.818 $    -- $    -- $   --  $   -- $   --
   Accumulation unit value
    at end of period.........      $ 23.944 $ 25.172 $ 22.885 $ 20.090 $16.818 $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted).................             0        0        0        1      --      --     --      --     --
Fidelity VIP II Contrafund
 Subaccount++
   Accumulation unit value
    at beginning of period...      $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    -- $    -- $   --  $   -- $   --
   Accumulation unit value
    at end of period.........      $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450 $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted).................             6        5        1       --      --      --     --      --     --
Fidelity VIP II Index 500
 Subaccount++
   Accumulation unit value
    at beginning of period...      $176.352 $147.801 $116.327 $ 88.539 $    -- $    -- $   --  $   -- $   --
   Accumulation unit value
    at end of period.........      $158.365 $176.352 $147.801 $116.327 $88.539 $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted).................             1        2        1       --      --      --     --      --     --
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value
    at beginning of period...      $ 16.998 $ 11.930 $     -- $     -- $    -- $    -- $   --  $   -- $   --
   Accumulation unit value
    at end of period.........      $ 14.925 $ 16.998 $     -- $     -- $    -- $    -- $   --  $   -- $   --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted).................            --        4       --       --      --      --     --      --     --
Janus Aspen Aggressive
 Growth Subaccount+
   Accumulation unit value
    at beginning of period...      $ 60.590 $ 27.149 $ 20.423 $ 18.309 $17.132 $    -- $   --  $   -- $   --
   Accumulation unit value
    at end of period.........      $ 40.901 $ 60.590 $ 27.149 $ 20.423 $18.309 $17.132 $   --  $   -- $   --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted).................             6        4        0        0       1      --     --      --     --
Janus Aspen Balanced
 Subaccount+
   Accumulation unit value
    at beginning of period...      $ 30.378 $ 24.205 $ 18.205 $ 15.059 $13.092 $    -- $   --  $   -- $   --
   Accumulation unit value
    at end of period.........      $ 29.394 $ 30.378 $ 24.205 $ 18.205 $15.059 $13.092 $   --  $   -- $   --
   Number of accumulation
    units outstanding at
    end of period (000's
    omitted).................            11       11        6        4       3      --     --      --     --

                                                            Flexible Payment Contracts
                                    --------------------------------------------------------------------------
           Subaccount               2001  2000   1999+++  1998    1997   1996++   1995+  1994***  1993  1992**
           ----------               ---- ------- ------- ------- ------- ------- ------- ------- ------ ------
Janus Aspen Growth Subaccount+
   Accumulation unit value at
    beginning of period............      $37.283 $26.152 $19.471 $16.021 $13.662 $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $31.542 $37.283 $26.152 $19.471 $16.021 $13.662 $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           16      12       7      11       9      --     --      --     --
Janus Aspen Worldwide Growth
 Subaccount+
   Accumulation unit value at
    beginning of period............      $49.181 $30.205 $23.663 $19.565 $15.315 $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $41.064 $49.181 $30.205 $23.663 $19.565 $15.315 $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           12      11       8       9       3      --     --      --     --
Pilgrim Emerging Markets
 Subaccount+
   Accumulation unit value at
    beginning of period............      $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445 $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $ 8.326 $14.118 $ 6.255 $ 8.799 $10.048 $ 9.445 $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................            1       1       1       6       1      --     --      --     --
Pilgrim Natural Resources
 Subaccount+
   Accumulation unit value at
    beginning of period............      $13.565 $12.008 $15.089 $14.211 $11.315 $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $15.898 $13.565 $12.008 $15.089 $14.211 $11.315 $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           --       0       0       7       7      --     --      --     --
Scudder Bond Subaccount+++
   Accumulation unit value at
    beginning of period............      $ 6.394 $ 6.570 $    -- $    -- $    -- $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $ 7.057 $ 6.394 $    -- $    -- $    -- $    -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           --      --      --      --      --      --     --      --     --
Scudder Capital Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period............      $28.914 $22.910 $    -- $    -- $    -- $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $25.816 $28.914 $    -- $    -- $    -- $    -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           --      --      --      --      --      --     --      --     --
Scudder Contrarian Value
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.580 $ 1.777 $ 1.505 $ 1.166 $    -- $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $ 1.817 $ 1.580 $ 1.777 $ 1.505 $ 1.166 $    -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           22      57      94      59       8      --     --      --     --
Scudder Government Securities
 Subaccount*
   Accumulation unit value at
    beginning of period............      $ 1.823 $ 1.828 $ 1.725 $ 1.599 $ 1.575 $ 1.337 $1.388  $1.317 $1.256
   Accumulation unit value at end
    of period......................      $ 2.002 $ 1.823 $ 1.828 $ 1.725 $ 1.599 $ 1.575 $1.337  $1.388 $1.317
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................          166     145     146     149     165     273    237     257    267

                                                          Flexible Payment Contracts
                                    -----------------------------------------------------------------------
            Subaccount              2001  2000   1999+++  1998   1997  1996++  1995+  1994***  1993  1992**
            ----------              ---- ------- ------- ------ ------ ------ ------- ------- ------ ------
Scudder Growth Subaccount
   Accumulation unit value at
    beginning of period............      $ 9.858 $ 7.261 $6.371 $5.303 $4.404 $ 3.345 $3.520  $3.102 $3.025
   Accumulation unit value at end
    of period......................      $ 7.901 $ 9.858 $7.261 $6.371 $5.303 $$4.404 $3.345  $3.520 $3.102
   Number of accumulation units
    outstanding at end of period
    (000's omittted)...............          128     153    178    227    260     286    238     222    303
Scudder High Yield Subaccount
   Accumulation unit value at
    beginning of period............      $ 6.442 $ 6.369 $6.341 $5.738 $5.082 $ 4.372 $4.517  $3.802 $3.261
   Accumulation unit value at end
    of period......................      $ 5.825 $ 6.442 $6.369 $6.341 $5.738 $ 5.082 $4.372  $4.517 $3.802
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................          128     197    260    323    422     506    532     657    670
Scudder International Subaccount+++
   Accumulation unit value at
    beginning of period............      $20.207 $14.280 $   -- $   -- $   -- $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $15.665 $20.207 $   -- $   -- $   -- $    -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................            3       1     --     --     --      --     --      --     --
Scudder International Research
 Subaccount**
   Accumulation unit value at
    beginning of period............      $ 2.708 $ 1.877 $1.723 $1.590 $1.379 $ 1.234 $1.293  $ .983 $1.000
   Accumulation unit value at end
    of period......................      $ 2.132 $ 2.708 $1.877 $1.723 $1.590 $ 1.379 $1.234  $1.293 $ .983
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           84     170    212    376    429     612    625     284     91
Scudder Investment Grade Bond
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.151 $ 1.187 $1.111 $1.029 $   -- $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $ 1.252 $ 1.151 $1.187 $1.111 $1.029 $    -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           24      24     19     13     --      --     --      --     --
Scudder Money Market Subaccount
   Accumulation unit value at
    beginning of period............      $ 2.588 $ 2.493 $2.394 $2.297 $2.208 $ 2.111 $2.051  $2.014 $1.966
   Accumulation unit value at end
    of period......................      $ 2.718 $ 2.588 $2.493 $2.394 $2.297 $ 2.208 $2.111  $2.051 $2.014
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................        3,168     333    309    633    770     591    733     844  1,081
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value at
    beginning of period............      $ 3.498 $ 2.625 $2.240 $1.686 $1.330 $ 1.033 $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $ 3.092 $ 3.498 $2.625 $2.240 $1.686 $ 1.330 $1.033  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           90     127    166    195    132      81     14      --     --
Scudder Small Cap Value
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.091 $ 1.072 $1.220 $1.012 $   -- $    -- $   --  $   -- $   --
   Accumulation unit value at end
    of period......................      $ 1.124 $ 1.091 $1.072 $1.220 $1.012 $    -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................            4       6      4      3     --      --     --      --     --

                                                              Flexible Payment Contracts
                                       ------------------------------------------------------------------------
             Subaccount                 2001      2000   1999+++  1998   1997  1996++ 1995+  1994***  1993  1992**
             ----------                ------    ------- ------- ------ ------ ------ ------ ------- ------ ------
Scudder Total Return Subaccount
   Accumulation unit value at
    beginning of period...............           $ 8.425 $ 7.411 $6.501 $5.473 $4.735 $3.796 $4.236  $3.816 $3.790
   Accumulation unit value at end of
    period............................           $ 8.122 $ 8.425 $7.411 $6.501 $5.473 $4.735 $3.796  $4.236 $3.816
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................               586     656    772    864    990  1,067  1,299   1,511  1,859
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit value at
    beginning of period...............           $ 1.941 $ 1.683 $1.414 $1.138 $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................           $ 1.847 $ 1.941 $1.683 $1.414 $1.138 $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................                65      33     60     24     12     --     --      --     --

                                                              Periodic Payment Contracts
                                       ------------------------------------------------------------------------
             Subaccount                 2001      2000   1999+++  1998   1997  1996++ 1995+  1994***  1993  1992**
             ----------                ------    ------- ------- ------ ------ ------ ------ ------- ------ ------
Alger American Growth Subaccount+++
   Accumulation unit value at
    beginning of period...............           $70.571 $59.320 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................           $59.374 $70.571 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................               296     130     --     --     --     --     --      --     --
Alger American Small Capitalization
 Subaccount+++
   Accumulation unit value at
    beginning of period...............           $62.523 $45.520 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................           $44.935 $62.523 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................                94      30     --     --     --     --     --      --     --
American Century VP Income &
 Growth Subaccount+++
   Accumulation unit value at
    beginning of period...............           $ 7.932 $ 7.260 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................           $ 6.990 $ 7.932 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................               601     303     --     --     --     --     --      --     --
American Century VP Value
 Subaccount+++
   Accumulation unit value at
    beginning of period...............           $ 5.899 $ 6.700 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period                                       $ 6.880 $ 5.899 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................               385      85     --     --     --     --     --      --     --
Dreyfus Socially Responsible Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period...............           $40.084 $33.680 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................           $35.205 $40.084 $   -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................               128      57     --     --     --     --     --      --     --

                                                         Periodic Payment Contracts
                                ----------------------------------------------------------------------------
         Subaccount             2001   2000   1999+++    1998     1997   1996++   1995+  1994*** 1993 1992**
         ----------             ---- -------- -------- -------- -------- ------- ------- ------- ---- ------
Fidelity VIP Equity-Income
 Subaccount++
   Accumulation unit value
    at beginning of period.....      $ 30.497 $ 29.054 $ 26.366 $ 20.849 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..............      $ 32.641 $ 30.497 $ 29.054 $ 26.366 $20.849 $    --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..         1,122    1,258    1,245      777     263      --    --     --    --
Fidelity VIP Growth
 Subaccount++
   Accumulation unit value at
    beginning of period........      $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..............      $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872 $    --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..         1,322    1,132      576      275     116      --    --     --    --
Fidelity VIP II Asset Manager
 Subaccount++
   Accumulation unit value at
    beginning of period........      $ 24.899 $ 22.705 $ 19.991 $ 16.784 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..............      $ 23.615 $ 24.899 $ 22.705 $ 19.991 $16.784 $    --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..           277      284      210      134      55      --    --     --    --
Fidelity VIP II Contrafund
 Subaccount++
   Accumulation unit value at
    beginning of period........      $ 31.666 $ 25.816 $ 20.120 $ 16.418 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..............      $ 29.190 $ 31.666 $ 25.816 $ 20.120 $16.418 $    --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..         2,324    2,175    1,701    1,109     488      --    --     --    --
Fidelity VIP II Index 500
 Subaccount++
   Accumulation unit value at
    beginning of period........      $174.446 $146.637 $115.754 $ 88.364 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..............      $156.190 $174.446 $146.637 $115.754 $88.364 $    --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..           858      833      638      295      53      --    --     --    --
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value at
    beginning of period........      $ 16.965 $ 11.930 $     -- $     -- $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..............      $ 14.852 $ 16.965 $     -- $     -- $    -- $    --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..            98       13       --       --      --      --    --     --    --
Janus Aspen Aggressive Growth
 Subaccount+
   Accumulation unit value at
    beginning of period........      $ 59.822 $ 26.884 $ 20.284 $ 18.238 $17.117 $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..............      $ 40.263 $ 59.822 $ 26.884 $ 20.284 $18.238 $17.117  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end
    of period (000's omitted)..         3,287    2,360      985      893     937     121    --     --    --

                                                             Periodic Payment Contracts
                                  --------------------------------------------------------------------------------
          Subaccount              2001  2000   1999+++  1998    1997   1996++   1995+   1994***    1993    1992**
          ----------              ---- ------- ------- ------- ------- ------- -------- -------- -------- --------
Janus Aspen Balanced
 Subaccount+
   Accumulation unit value at
    beginning of period..........      $29.993 $23.969 $18.081 $15.001 $13.081 $     -- $     -- $     -- $     --
   Accumulation unit value at
    end of period................      $28.936 $29.993 $23.969 $18.081 $15.001 $ 13.081 $     -- $     -- $     --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......        5,232   4,206   1,855     661     360      132       --       --       --
Scudder Bond Subaccount+++
   Accumulation unit value at
    beginning of period..........      $ 6.485 $ 6.570 $    -- $    -- $    -- $     -- $     -- $     -- $     --
   Accumulation unit value at
    end of period................      $ 7.023 $ 6.435 $    -- $    -- $    -- $     -- $     -- $     -- $     --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......          102      22      --      --      --       --       --       --       --
Scudder Capital Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period..........      $28.882 $22.910 $    -- $    -- $    -- $     -- $     -- $     -- $     --
   Accumulation unit value at
    end of period................      $25.689 $28.882 $    -- $    -- $    -- $     -- $     -- $     -- $     --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......           65      14      --      --      --       --       --       --       --
Scudder International
 Subaccount+++
   Accumulation unit value at
    beginning of period..........      $20.167 $14.280 $    -- $    -- $    -- $     -- $     -- $     -- $     --
   Accumulation unit value at
    end of period................      $15.588 $20.167 $    -- $    -- $    -- $     -- $     -- $     -- $     --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......          252     104      --      --      --       --       --       --       --
Scudder Money Market
 Subaccount
   Accumulation unit value at
    beginning of period..........      $ 2.455 $ 2.372 $ 2.285 $ 2.199 $ 2.120 $  2.033 $  1.981 $  1.950 $  1.910
   Accumulation unit value at
    end of period................      $ 2.571 $ 2.455 $ 2.372 $ 2.285 $ 2.199 $  2.120 $  2.033 $  1.981 $  1.950
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......       16,586  20,014  14,508  11,579  10,827   10,881   15,997   14,891   12,605
Scudder Total Return Subaccount
   Accumulation unit value at
    beginning of period..........      $ 7.993 $ 7.052 $ 6.205 $ 5.239 $ 4.546 $  3.656 $  4.092 $  3.696 $  3.682
   Accumulation unit value at
    end of period................      $ 7.683 $ 7.993 $ 7.052 $ 6.205 $ 5.239 $  4.546 $  3.656 $  4.092 $  3.696
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......       51,400  60,736  72,971  82,149  89,982  100,774  110,428  108,395  100,100
Scudder High Yield Subaccount
   Accumulation unit value at
    beginning of period..........      $ 6.112 $ 6.061 $ 6.052 $ 5.493 $ 4.879 $  4.210 $  4.363 $  3.683 $  3.168
   Accumulation unit value at
    end of period................      $ 5.510 $ 6.112 $ 6.061 $ 6.052 $ 5.493 $  4.879 $  4.210 $  4.363 $  3.683
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......       12,547  15,887  20,199  22,729  24,077   25,327   26,546   26,749   22,202
Scudder Growth Subaccount
   Accumulation unit value at
    beginning of period..........      $ 9.401 $ 6.945 $ 6.112 $ 5.102 $ 4.250 $  3.238 $  3.417 $  3.020 $  2.954
   Accumulation unit value at
    end of period................      $ 7.512 $ 9.401 $ 6.945 $ 6.112 $ 5.102 $  4.250 $  3.238 $  3.417 $  3.020
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......       35,646  40,027  50,548  54,987  58,672   60,187   58,845   50,289   42,078

                                                             Periodic Payment Contracts
                                    ----------------------------------------------------------------------------
           Subaccount               2001  2000   1999+++  1998    1997   1996++   1995+  1994***  1993   1992**
           ----------               ---- ------- ------- ------- ------- ------- ------- ------- ------- -------
Scudder Government Securities
 Subaccount*
   Accumulation unit value at
    beginning of period............      $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $ 1.248
   Accumulation unit value at end
    of period......................      $ 1.937 $ 1.769 $ 1.779 $ 1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       12,564  15,187  16,997  15,434  18,485  21,771  24,332  31,898  28,368
Scudder International Research
 Subaccount**
   Accumulation unit value at
    beginning of period............      $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $ 1.000
   Accumulation unit value at end
    of period......................      $ 2.076 $ 2.645 $ 1.839 $ 1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       26,820  32,639  45,058  55,729  62,425  63,495  61,490  38,844  10,372
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value at
    beginning of period............      $ 3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    -- $    --
   Accumulation unit value at end
    of period......................      $ 3.032 $ 3.440 $ 2.589 $ 2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       35,343  31,772  38,394  33,789  25,931  17,371   8,304      --      --
Scudder Investment Grade Bond
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at end
    of period......................      $ 1.235 $ 1.139 $ 1.178 $ 1.105 $ 1.027 $    -- $    -- $    -- $    --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................        2,488   2,396   2,529     694     326      --      --      --      --
Scudder Contrarian Value
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.563 $ 1.763 $ 1.498 $ 1.164 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at end
    of period......................      $ 1.792 $ 1.563 $ 1.763 $ 1.498 $ 1.164 $    -- $    -- $    -- $    --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................       15,878  21,269  23,159  18,995   4,864      --      --      --      --
Scudder Small Cap Value
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.079 $ 1.063 $ 1.214 $ 1.010 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at end
    of period......................      $ 1.108 $ 1.079 $ 1.063 $ 1.214 $ 1.010 $    -- $    -- $    -- $    --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................        9,542  11,756  12,832  10,593   3,784      --      --      --      --
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.920 $ 1.669 $ 1.407 $ 1.136 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at end
    of period......................      $ 1.822 $ 1.920 $ 1.669 $ 1.407 $ 1.136 $    -- $    -- $    -- $    --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................        6,304   6,861   7,994   4,889     986      --      --      --      --

                                                           Periodic Payment Contracts
                                    ------------------------------------------------------------------------
           Subaccount               2001  2000   1999+++  1998    1997   1996++   1995+  1994*** 1993 1992**
           ----------               ---- ------- ------- ------- ------- ------- ------- ------- ---- ------
Janus Aspen Growth Subaccount+
   Accumulation unit value at
    beginning of period............      $36.810 $25.897 $19.338 $15.960 $13.650 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $31.050 $36.810 $25.897 $19.338 $15.960 $13.650  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................        4,472   3,541   1,931   1,357     976     168    --     --    --
Janus Aspen Worldwide Growth
 Subaccount+
   Accumulation unit value at
    beginning of period............      $48.558 $29.911 $23.502 $19.490 $15.302 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $40.424 $48.558 $29.911 $23.502 $19.490 $15.302  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................        6,796   6,003   4,883   3,418   1,413      95    --     --    --
Pilgrim Natural Resources
 Subaccount+
   Accumulation unit value at
    beginning of period............      $13.379 $11.879 $14.971 $14.154 $11.305 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $15.634 $13.379 $11.879 $14.971 $14.154 $11.305  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................          316     290     302     347     243      58    --     --    --
Pilgrim Emerging Markets
 Subaccount+
   Accumulation unit value at
    beginning of period............      $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................          781     742     587     598     443      80    --     --    --

Non-Tax Qualified
                                                           Flexible Payment Contracts
                                    ------------------------------------------------------------------------
           Subaccount               2001  2000   1999+++  1998    1997   1996++   1995+  1994*** 1993 1992**
           ----------               ---- ------- ------- ------- ------- ------- ------- ------- ---- ------
Scudder Bond Subaccount+++
   Accumulation unit value at
    beginning of period............      $ 6.394 $ 6.570 $    -- $    -- $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $ 7.057 $ 6.394 $    -- $    -- $    -- $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................            6       0      --      --      --      --    --     --    --
Scudder Capital Growth
 Subaccount+++
   Accumulation unit value at
    beginning of period............      $28.914 $22.910 $    -- $    -- $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $25.816 $28.914 $    -- $    -- $    -- $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................            5       0      --      --      --      --    --     --    --
Scudder International
 Subaccount+++
   Accumulation unit value at
    beginning of period............      $20.207 $14.280 $    -- $    -- $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $15.665 $20.207 $    -- $    -- $    -- $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................            1       0      --      --      --      --    --     --    --

                                                            Flexible Payment Contracts
                                       ---------------------------------------------------------------------
             Subaccount                2001  2000  1999+++  1998   1997  1996++ 1995+  1994***  1993  1992**
             ----------                ---- ------ ------- ------ ------ ------ ------ ------- ------ ------
Scudder Money Market Subaccount
   Accumulation unit value at
    beginning of period...............      $2.588 $2.493  $2.394 $2.297 $2.208 $2.111 $2.051  $2.014 $1.966
   Accumulation unit value at end of
    period............................      $2.718 $2.588  $2.493 $2.394 $2.297 $2.208 $2.111  $2.051 $2.014
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       2,958  3,501   3,812  4,338  4,762  5,512  6,914   7,153  8,495
Scudder Total Return Subaccount
   Accumulation unit value at
    beginning of period...............      $7.800 $6.862  $6.019 $5.068 $4.384 $3.515 $3.922  $3.533 $3.509
   Accumulation unit value at end of
    period............................      $7.520 $7.800  $6.862 $6.019 $5.068 $4.384 $3.515  $3.922 $3.533
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       2,366  2,817   3,348  4,277  4,838  5,554  6,613   8,042  8,853
Scudder High Yield Subaccount
   Accumulation unit value at
    beginning of period...............      $6.168 $6.098  $6.071 $5.494 $4.865 $4.186 $4.325  $3.640 $3.122
   Accumulation unit value at end of
    period............................      $5.577 $6.168  $6.098 $6.071 $5.494 $4.865 $4.186  $4.325 $3.640
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................         789  1,138   1,480  2,096  2,440  2,821  3,621   4,517  4,876
Scudder Growth Subaccount
   Accumulation unit value at
    beginning of period...............      $9.824 $7.236  $6.350 $5.285 $4.389 $3.334 $3.508  $3.091 $3.014
   Accumulation unit value at end of
    period............................      $7.873 $9.824  $7.236 $6.350 $5.285 $4.389 $3.334  $3.508 $3.091
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................         762    823   1,063  1,162  1,396  1,276  1,370   1,671  2,032
Scudder Government Securities
 Subaccount*
   Accumulation unit value at
    beginning of period...............      $1.823 $1.828  $1.725 $1.599 $1.575 $1.337 $1.388  $1.317 $1.256
   Accumulation unit value at end of
    period............................      $2.002 $1.823  $1.828 $1.725 $1.599 $1.575 $1.337  $1.388 $1.317
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................         728    779   1,073    908  1,187  1,330  1,465   2,101  2,317
Scudder International Research
 Subaccount**
   Accumulation unit value at
    beginning of period...............      $2.708 $1.877  $1.723 $1.590 $1.379 $1.234 $1.293  $ .983 $1.000
   Accumulation unit value at end of
    period............................      $2.132 $2.708  $1.877 $1.723 $1.590 $1.379 $1.234  $1.293 $ .983
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................         418    457     744  1,006  1,190  1,257  2,450   1,712  1,041
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value at
    beginning of period...............      $3.498 $2.625  $2.240 $1.686 $1.330 $1.033 $   --  $   -- $   --
   Accumulation unit value at end of
    period............................      $3.092 $3.498  $2.625 $2.240 $1.686 $1.330 $1.033  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................         416    396     494    657    711    874    227      --     --
Scudder Investment Grade Bond
 Subaccount++
   Accumulation unit value at
    beginning of period...............      $1.151 $1.187  $1.111 $1.029 $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................      $1.252 $1.151  $1.187 $1.111 $1.029 $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................         177    227     750    303     68     --     --      --     --

                                                           Flexible Payment Contracts
                                    ------------------------------------------------------------------------
           Subaccount               2001  2000   1999+++  1998    1997   1996++   1995+  1994*** 1993 1992**
           ----------               ---- ------- ------- ------- ------- ------- ------- ------- ---- ------
Scudder Contrarian Value
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.580 $ 1.777 $ 1.505 $ 1.166 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $ 1.817 $ 1.580 $ 1.777 $ 1.505 $ 1.166 $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           87     110      80      95     238      --    --     --    --
Scudder Small Cap Value
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.091 $ 1.072 $ 1.220 $ 1.012 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $ 1.124 $ 1.091 $ 1.072 $ 1.220 $ 1.012 $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           40      66      94      58       7      --    --     --    --
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.941 $ 1.683 $ 1.414 $ 1.138 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $ 1.847 $ 1.941 $ 1.683 $ 1.414 $ 1.138 $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           41      33     173     119      33      --    --     --    --
Janus Aspen Growth Subaccount+
   Accumulation unit value at
    beginning of period............      $37.283 $26.152 $19.471 $16.021 $13.662 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $31.542 $37.283 $26.152 $19.471 $16.021 $13.662  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           54      46      16       7      22       2    --     --    --
Janus Aspen Aggressive Growth
 Subaccount+
   Accumulation unit value at
    beginning of period............      $60.590 $27.149 $20.423 $18.309 $17.132 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $40.901 $60.590 $27.149 $20.423 $18.309 $17.132  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           23      17       2       6       2      --    --     --    --
Janus Aspen Worldwide Growth
 Subaccount+
   Accumulation unit value at
    beginning of period............      $49.181 $30.205 $23.633 $19.565 $15.315 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $41.064 $49.181 $30.205 $23.663 $19.565 $15.315  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           34      36      24      17      33      --    --     --    --
Janus Aspen Balanced Subaccount+
   Accumulation unit value at
    beginning of period............      $30.378 $24.205 $18.205 $15.059 $13.092 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $29.394 $30.378 $24.205 $18.205 $15.059 $13.092  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           42      52      24      13      10       4    --     --    --
Pilgrim Natural Resources
 Subaccount+
   Accumulation unit value at
    beginning of period............      $13.565 $12.008 $15.089 $14.211 $11.315 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $15.898 $13.565 $12.008 $15.089 $14.211 $11.315  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................            3       4       4       2      --      --    --     --    --

                                                          Flexible Payment Contracts
                                  ---------------------------------------------------------------------------
          Subaccount              2001   2000   1999+++    1998     1997   1996++  1995+  1994*** 1993 1992**
          ----------              ---- -------- -------- -------- -------- ------- ------ ------- ---- ------
Pilgrim Emerging Markets
 Subaccount+
   Accumulation unit value at
    beginning of period..........      $ 14.118 $  6.255 $  8.799 $ 10.048 $ 9.445 $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $  8.326 $ 14.118 $  6.255 $  8.799 $10.048 $9.445  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......             3        3        2        2       2      2    --     --    --
Fidelity VIP Equity-Income
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 30.830 $ 29.285 $ 26.497 $ 20.891 $    -- $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 33.096 $ 30.830 $ 29.285 $ 26.497 $20.891 $   --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......             4        8        8        5       1     --    --     --    --
Fidelity VIP Growth
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 71.079 $ 52.235 $ 37.821 $ 30.933 $    -- $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 62.649 $ 71.079 $ 52.235 $ 37.821 $30.933 $   --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......            19       17        2       --      --     --    --     --    --
Fidelity VIP II Asset Manager
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 25.172 $ 22.885 $ 20.090 $ 16.818 $    -- $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 23.944 $ 25.172 $ 22.885 $ 20.090 $16.818 $   --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......             8        9        6        6      --     --    --     --    --
Fidelity VIP II Index 500
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $176.352 $147.801 $116.327 $ 88.539 $    -- $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $158.365 $176.352 $147.801 $116.327 $88.539 $   --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......            12       14       11       13       1     --    --     --    --
Fidelity VIP II Contrafund
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 32.012 $ 26.021 $ 20.220 $ 16.450 $    -- $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 29.597 $ 32.012 $ 26.021 $ 20.220 $16.450 $   --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......             1       12        5        3       2     --    --     --    --
Dreyfus Socially Responsible
 Growth Subaccount+++
   Accumulation unit value at
    beginning of period..........      $ 40.163 $ 33.680 $     -- $     -- $    -- $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 35.379 $ 40.163 $     -- $     -- $    -- $   --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......             1        0       --       --      --     --    --     --    --
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value at
    beginning of period..........      $ 16.998 $ 11.930 $     -- $     -- $    -- $   --  $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 14.925 $ 16.998 $     -- $     -- $    -- $   --  $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......             1        0       --       --      --     --    --     --    --

                                                         Flexible Payment Contracts
                                       ---------------------------------------------------------------
             Subaccount                2001  2000   1999+++ 1998 1997 1996++ 1995+ 1994*** 1993 1992**
             ----------                ---- ------- ------- ---- ---- ------ ----- ------- ---- ------
Alger American Growth Subaccount+++...
   Accumulation unit value at
    beginning of period...............      $70.710 $59.320 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Accumulation unit value at end of
    period............................      $59.667 $70.710 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................            2       1   --   --    --    --     --     --    --
Alger American Small Capitalization
 Subaccount+++........................
   Accumulation unit value at
    beginning of period...............      $64.873 $45.520 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Accumulation unit value at end of
    period............................      $45.157 $64.873 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................            1       0   --   --    --    --     --     --    --
American Century VP Income &
 Growth Subaccount+++.................
   Accumulation unit value at
    beginning of period...............      $ 7.947 $ 7.260 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Accumulation unit value at end of
    period............................      $ 7.034 $ 7.947 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................           13      14   --   --    --    --     --     --    --
American Century VP Value
 Subaccount+++........................
   Accumulation unit value at
    beginning of period...............      $ 5.911 $ 6.700 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Accumulation unit value at end of
    period............................      $ 6.914 $ 5.911 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................            1       1   --   --    --    --     --     --    --



                                                             Periodic Payment Contracts
                                       -----------------------------------------------------------------------
             Subaccount                2001  2000   1999+++  1998    1997  1996++ 1995+  1994***  1993  1992**
             ----------                ---- ------- ------- ------- ------ ------ ------ ------- ------ ------
Scudder Bond Subaccount+++............
   Accumulation unit value at
    beginning of period...............      $ 6.435 $ 6.570 $    -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................      $ 7.023 $ 6.435 $    -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................           29       1      --     --     --     --     --      --     --
Scudder Capital Growth Subaccount+++..
   Accumulation unit value at
    beginning of period...............      $28.882 $22.910 $    -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................      $25.689 $28.882 $    -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................           11       4      --     --     --     --     --      --     --
Scudder International Subaccount+++...
   Accumulation unit value at
    beginning of period...............      $20.167 $14.280 $    -- $   -- $   -- $   -- $   --  $   -- $   --
   Accumulation unit value at end of
    period............................      $15.588 $20.167 $    -- $   -- $   -- $   -- $   --  $   -- $   --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................           37      34      --     --     --     --     --      --     --
Scudder MoneyMarket Subaccount........
   Accumulation unit value at
    beginning of period...............      $ 2.455 $ 2.372  $2.285 $2.199 $2.120 $2.033 $1.981  $1.950 $1.910
   Accumulation unit value at end of
    period............................      $ 2.571 $ 2.455  $2.372 $2.285 $2.199 $2.120 $2.033  $1.981 $1.950
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................        4,678  13,610  11,095  4,637  3,948  4,839  7,343   6,204  9,820

                                                              Periodic Payment Contracts
                                       -------------------------------------------------------------------------
             Subaccount                2001  2000  1999+++  1998   1997  1996++   1995+  1994***  1993   1992**
             ----------                ---- ------ ------- ------ ------ ------- ------- ------- ------- -------
Scudder Total Return Subaccount
   Accumulation unit value at
    beginning of period...............      $7.447 $6.571  $5.781 $4.882 $ 4.236 $ 3.406 $ 3.812 $ 3.444 $ 3.431
   Accumulation unit value at end of
    period............................      $7.159 $7.447  $6.571 $5.781 $ 4.882 $ 4.236 $ 3.406 $ 3.812 $ 3.444
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       7,621  9,110  11,360 13,699  17,433  20,342  24,773  26,640  26,043
Scudder High Yield Subaccount
   Accumulation unit value at
    beginning of period...............      $5.954 $5.904  $5.896 $5.351 $ 4.753 $ 4.101 $ 4.250 $ 3.588 $ 3.086
   Accumulation unit value at end of
    period............................      $5.368 $5.954  $5.904 $5.896 $ 5.351 $ 4.753 $ 4.101 $ 4.250 $ 3.588
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       5,398  4,245   6,036  8,934  10,028  12,047  12,416  14,735  14,424
Scudder Growth Subaccount
   Accumulation unit value at
    beginning of period...............      $9.387 $6.935  $6.103 $5.095 $ 4.244 $ 3.233 $ 3.412 $ 3.015 $ 2.949
   Accumulation unit value at end of
    period............................      $7.501 $9.387  $6.935 $6.103 $ 5.095 $ 4.244 $ 3.233 $ 3.412 $ 3.015
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       5,596  6,263   9,612 11,574  14,340  16,369  19,776  17,851  15,849
Scudder Government Securities
 Subaccount*
   Accumulation unit value at
    beginning of period...............      $1.769 $1.779  $1.684 $1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305 $ 1.248
   Accumulation unit value at end of
    period............................      $1.937 $1.769  $1.779 $1.684 $ 1.566 $ 1.547 $ 1.317 $ 1.371 $ 1.305
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       6,582  7,529  10,270 11,033  13,804  17,939  23,487  28,787  28,286
Scudder International Research
 Subaccount**
   Accumulation unit value at
    beginning of period...............      $2.645 $1.839  $1.693 $1.567 $ 1.363 $ 1.223 $ 1.285 $  .980 $ 1.000
   Accumulation unit value at end of
    period............................      $2.076 $2.645  $1.839 $1.693 $ 1.567 $ 1.363 $ 1.223 $ 1.285 $  .980
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       3,946  5,066   7,278  9,543  12,177  12,074  14,546  15,713   3,646
Scudder Small Cap Growth
 Subaccount***
   Accumulation unit value at
    beginning of period...............      $3.440 $2.589  $2.216 $1.673 $ 1.323 $ 1.031 $    -- $    -- $    --
   Accumulation unit value at end of
    period............................      $3.032 $3.440  $2.589 $2.216 $ 1.673 $ 1.323 $ 1.031 $    -- $    --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)...................       4,126  3,242   4,843  4,509   4,091   3,022   1,242      --      --
Scudder Investment Grade Bond
 Subaccount++
   Accumulation unit value at
    beginning of period...............      $1.139 $1.178  $1.105 $1.027 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at
    end of period.....................      $1.235 $1.139  $1.178 $1.105  $1.027 $    -- $    -- $    -- $    --
   Number of accumulation units
    outstanding at end of
    period (000's omitted)............         276    968   1,033    338      50      --      --      --      --
Scudder Contrarian Value Subaccount++.
   Accumulation unit value at
    beginning of period...............      $1.563 $1.763  $1.498 $1.164 $    -- $    -- $    -- $    -- $    --
   Accumulation unit value at
    end of period.....................      $1.792 $1.563  $1.763 $1.498  $1.164 $    -- $    -- $    -- $    --
   Number of accumulation units
    outstanding at end of
    period (000's omitted)............       2,658  3,541   3,847  9,619   1,625      --      --      --      --

                                                           Periodic Payment Contracts
                                    ------------------------------------------------------------------------
           Subaccount               2001  2000   1999+++  1998    1997   1996++   1995+  1994*** 1993 1992**
           ----------               ---- ------- ------- ------- ------- ------- ------- ------- ---- ------
Scudder Small Cap Value
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.079 $ 1.063 $ 1.214 $ 1.010 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..................      $ 1.108 $ 1.079 $ 1.063 $ 1.214 $ 1.010 $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of
    period (000's omitted).........        1,206   1,319   1,756   1,519     840      --    --     --    --
SVS Focus Value+Growth
 Subaccount++
   Accumulation unit value at
    beginning of period............      $ 1.920 $ 1.669 $ 1.407 $ 1.136 $    -- $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..................      $ 1.822 $ 1.920 $ 1.669 $ 1.407 $ 1.136 $    --  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of
    period (000's omitted).........        1,563   1,727   2,094     824     454      --    --     --    --
Janus Aspen Growth Subaccount+
   Accumulation unit value at
    beginning of period............      $36.810 $25.897 $19.338 $15.960 $13.650 $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..................      $31.050 $36.810 $25.897 $19.338 $15.960 $13.650  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of
    period (000's omitted).........          677     591     243     157      99      14    --     --    --
Janus Aspen Aggressive Growth
 Subaccount+
   Accumulation unit value at
    beginning of period............      $59.822 $26.884 $20.284 $18.238 $17.117 $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..................      $40.263 $59.822 $26.884 $20.284 $18.238 $17.117  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of
    period (000's omitted).........          334     267     105      85     115      11    --     --    --
Janus Aspen Worldwide Growth
 Subaccount+
   Accumulation unit value at
    beginning of period............      $48.558 $29.911 $23.502 $19.490 $15.302 $    --  $ --   $ --  $ --
   Accumulation unit value at
    end of period..................      $40.424 $48.558 $29.911 $23.502 $19.490 $15.302  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of
    period (000's omitted).........          749     726     630     445     186       7    --     --    --
Janus Aspen Balanced Subaccount+
   Accumulation unit value at
    beginning of period............      $29.993 $23.969 $18.081 $15.001 $13.081 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $28.936 $29.993 $23.969 $18.081 $15.001 $13.081  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................          621     535     334     105      42       3    --     --    --
Pilgrim Natural Resources
 Subaccount+
   Accumulation unit value at
    beginning of period............      $13.379 $11.879 $14.971 $14.154 $11.305 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $15.634 $13.379 $11.879 $14.971 $14.154 $11.305  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................           35      33      40      48     100       8    --     --    --
Pilgrim Emerging Markets
 Subaccount+
   Accumulation unit value at
    beginning of period............      $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436 $    --  $ --   $ --  $ --
   Accumulation unit value at end
    of period......................      $ 8.196 $13.939 $ 6.194 $ 8.739 $10.009 $ 9.436  $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)................          155     154     108     130      80       3    --     --    --

                                                          Periodic Payment Contracts
                                  --------------------------------------------------------------------------
          Subaccount              2001   2000   1999+++    1998     1997   1996++  1995+ 1994*** 1993 1992**
          ----------              ---- -------- -------- -------- -------- ------- ----- ------- ---- ------
Fidelity VIP Equity-Income
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 30.497 $ 29.054 $ 26.366 $ 20.849 $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 32.641 $ 30.497 $ 29.054 $ 26.366 $20.849 $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......           198      216      223      120      36   --     --     --    --
Fidelity VIP Growth
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 70.305 $ 51.818 $ 37.631 $ 30.872 $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 61.783 $ 70.305 $ 51.818 $ 37.631 $30.872 $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......           149      145       73       39      16   --     --     --    --
Fidelity VIP II Asset Manager
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 24.899 $ 22.705 $ 19.991 $ 16.784 $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 23.615 $ 24.899 $ 22.705 $ 19.991 $16.784 $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......            46       44       40       56       5   --     --     --    --
Fidelity VIP II Index 500
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $174.446 $146.637 $115.754 $ 88.364 $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $156.190 $174.446 $146.637 $115.754 $88.364 $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......           125      127       99       46      10   --     --     --    --
Fidelity VIP II Contrafund
 Subaccount++
   Accumulation unit value at
    beginning of period..........      $ 31.666 $ 25.816 $ 20.120 $ 16.418 $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 29.190 $ 31.666 $ 25.816 $ 20.120 $16.418 $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......           284      284      211      125      47   --     --     --    --
Dreyfus Socially Responsible
 Growth Subaccount+++
   Accumulation unit value at
    beginning of period..........      $ 40.084 $ 33.680 $     -- $     -- $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 35.205 $ 40.084 $     -- $     -- $    -- $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......            13        8       --       --      --   --     --     --    --
J.P. Morgan Small Company
 Subaccount+++
   Accumulation unit value at
    beginning of period..........      $ 16.965 $ 11.930 $     -- $     -- $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 14.852 $ 16.965 $     -- $     -- $    -- $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......            13        4       --       --      --   --     --     --    --
Alger American Growth
 Subaccoun+++
   Accumulation unit value at
    beginning of period..........      $ 70.571 $ 59.320 $     -- $     -- $    -- $ --   $ --   $ --  $ --
   Accumulation unit value at
    end of period................      $ 59.374 $ 70.571 $     -- $     -- $    -- $ --   $ --   $ --  $ --
   Number of accumulation
    units outstanding at end of
    period (000's omitted).......            46       23       --       --      --   --     --     --    --

                                                            Periodic Payment Contracts
                                          ---------------------------------------------------------------
              Subaccount                  2001  2000   1999+++ 1998 1997 1996++ 1995+ 1994*** 1993 1992**
              ----------                  ---- ------- ------- ---- ---- ------ ----- ------- ---- ------
Alger American Small Capitalization
 Subaccount+++
   Accumulation unit value at beginning
    of period............................      $62.523 $45.520 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Accumulation unit value at end of
    period...............................      $44.935 $62.523 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)......................           11       5   --   --    --    --     --     --    --
American Century VP Income & Growth
 Subaccount+++
   Accumulation unit value at beginning
    of period............................      $ 7.932 $ 7.260 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Accumulation unit value at end of
    period...............................      $ 6.990 $ 7.932 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)......................           83      27   --   --    --    --     --     --    --
American Century VP Value
 Subaccount+++
   Accumulation unit value at beginning
    of period............................      $ 5.899 $ 6.700 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Accumulation unit value at end of
    period...............................      $ 6.880 $ 5.899 $ -- $ --  $ --  $ --   $ --   $ --  $ --
   Number of accumulation units
    outstanding at end of period
    (000's omitted)......................            4      13   --   --    --    --     --     --    --

--------
  *The Scudder Government Securities Subaccount commenced operations on
   November 6, 1989.
 **The Scudder International Research Subaccount commenced operations on
   January 6, 1992.
***The Scudder Small Cap Growth Subaccount commenced operations on May 2, 1994.
  +The Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide
   Growth, and Janus Aspen Balanced Subaccounts and the Pilgrim Natural Resources and Pilgrim Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.
 ++The Scudder Investment Grade Bond, Scudder Contrarian Value, Scudder Small
   Cap Value, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500 and Fidelity VIP II Contrafund Subaccounts were available under the Contracts on May 1, 1996.
+++The Scudder Bond, Scudder Capital Growth, Scudder International, Dreyfus
   Socially Responsible Growth, J.P. Morgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.


   No Accumulation Unit Values are shown for the Scudder Technology Growth, Alger American MidCap Growth and Credit Suisse Trust-Emerging Markets Subaccounts because they were not offered until January 8, 2001.


   The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company


   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company, formerly known as Zurich Financial Services. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a new Swiss holding company. ZFS was formerly Zurich Allied AG, which was merged with Allied Zurich p.l.c. in October 2000.


The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   Thirty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

   The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   "The Separate Account invests in shares of the following registered, open-end management investment companies:

      .  The Alger American Fund

      .  American Century Variable Portfolios, Inc.


      .  Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)


      .  The Dreyfus Socially Responsible Growth Fund, Inc.

      .  Fidelity Variable Insurance Products Fund

      .  Fidelity Variable Insurance Products Fund II

      .  J.P. Morgan Series Trust II

      .  Janus Aspen Series


      .  Pilgrim Emerging Markets Fund, Inc.

      .  Pilgrim Natural Resources Trust


      .  Scudder Variable Series I

      .  Scudder Variable Series II

   SEC registration does not involve SEC supervision of the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of the Janus Aspen Series, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The thirty-four Portfolios are summarized below:

The Alger American Fund

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc.

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.


Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)



   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.


The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

   This Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Fidelity Variable Insurance Products Fund (Initial Class Shares)

   Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

   Fidelity VIP Growth Portfolio seeks capital appreciation.

Fidelity Variable Insurance Products Fund II (Initial Class Shares)

   Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

   Fidelity VIP II Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

   Fidelity VIP II Contrafund Portfolio seeks long-term capital appreciation.

J.P. Morgan Series Trust II

   J.P. Morgan Small Company Portfolio seeks to provide a high total return from a portfolio of small company stocks.

Janus Aspen Series

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.


Pilgrim Emerging Markets Fund, Inc.


   This Fund seeks long-term growth of capital primarily through investment in equity securities and equity equivalents of emerging market companies as described in the fund's prospectus.


Pilgrim Natural Resources Trust


   This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.


Scudder Variable Series I (Class A Shares)



   Scudder Bond Portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities.



   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.



   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.



Scudder Variable Series II



   Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.



   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.



   Scudder Growth Portfolio seeks maximum appreciation of capital.



   Scudder High Yield Portfolio seeks to provide a high level of current income.

   Scudder International Research Portfolio seeks long-term capital appreciation.



   Scudder Investment Grade Bond Portfolio seeks high current income.



   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.



   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.



   Scudder Small Cap Value Portfolio seeks long-term capital appreciation.



   Scudder Technology Growth Portfolio seeks growth of capital.



   Scudder Total Return Portfolio seeks a high total return, a combination of income and capital appreciation.



   SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.


                               -----------------

   The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.

   Zurich Scudder Investments, Inc. ("ZSI"), our affiliate, serves as investment manager for the available Portfolios of Scudder Variable Series I and Scudder Variable Series II Scudder Investments (U.K.) Limited ("Scudder U.K."), an affiliate of ZSI, serves as sub-adviser for the Scudder VSII International Portfolio.

   Janus Capital Corporation is the investment adviser for the four available Portfolios of the Janus Aspen Series.

   ING Pilgrim Investments, LLC serves as the investment adviser for the Pilgrim Natural Resources Trust and the Pilgrim Emerging Markets Fund, Inc.

   Fidelity Management & Research Company ("FMR") is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to the Fidelity VIP II Index 500 Portfolio.

   The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for The Dreyfus Socially Responsible Growth Fund, Inc.

   J.P. Morgan Investment Management, Inc. is the investment adviser for the J.P. Morgan Small Company Portfolio.

   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

   American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.


   Credit Suisse Asset Management, LLC is the investment adviser for the Credit Suisse Trust-Emerging Markets (formerly Credit Suisse Warburg Pincus Trust) Portfolio.


   The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements.

Change of Investments

   We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of policies, or may permit a conversion between series or classes of policies on the basis of requests made by Owners.

   We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

   If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 ("1940 Act"); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

Performance Information

   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder High Yield Subaccount, Scudder Government Securities Subaccount, Scudder Investment Grade Bond Subaccount and Scudder Bond Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.


   Standardized average annual total return and nonstandardized total return calculations measure the Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments for the period. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years and a period covering the time the underlying Portfolio has been held in the Subaccount (life of Subaccount) for standardized average annual total return or a period covering the time the underlying Portfolio has been in existence (life of Portfolio) for nonstandardized total return. This information will be current for a period ending with the most recent calendar quarter for standardized average annual total return and the most recent calendar month for nonstandardized total return. Standardized average annual total return figures are annualized, and, therefore, represent the average annual percentage change in the value of a Subaccount's investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.


   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, so the Subaccount generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.

   The Subaccounts' units are sold at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values will fluctuate. You may redeem Subaccount units at Accumulation Unit value, which may be more or less than original cost. The standardized performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge and the maximum charge for the optional MIAA program, the optional Guaranteed Minimum Death Benefit rider and the optional Earnings Based Death Benefit rider. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units, and thus may be higher than if Withdrawal Charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period in question. The nonstandardized performance figures may also include the current charge for the optional MIAA program, the optional Guaranteed Minimum Death Benefit rider and the optional Earnings Based Death Benefit rider.


   The Subaccounts may be compared to relevant indexes and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australia, Far East Index and M.S.C.I. Emerging Market Free Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields, and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of the Subaccounts will fluctuate.

   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance and independent sources is provided in the Statement of Additional Information.

                             FIXED ACCOUNT OPTION

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate of 3%. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

                                 THE CONTRACTS

A. General Information.

   This Prospectus offers both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent payment is $500. An initial allocation of less than $100 may be made to the General Account or to a Subaccount, or to the General Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

   You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

      . The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

      . The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

   We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

   You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the "free look" period, please also include a letter of instruction.

   You designate the Beneficiary. If the Annuitant or you die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay the Annuitant's or your estate.

   Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

   During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See "Federal Tax Matters.")

   Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.

B. The Accumulation Period.

1. Application of Purchase Payments.

   You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit by 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

   The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

   We may issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

   Each Subaccount has Accumulation Unit values. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

   The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

   Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

   The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

      (1/2)-3, where:

      (1) is the net result of:

         . the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         . a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and


      (3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for the optional MIAA or any optional death benefit).

3. Contract Value.

   On any Valuation Date, the Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      . the value of a corresponding Accumulation Unit for each Subaccount, plus

      .  your interest in the General Account.

4. Transfer During Accumulation Period.

   During the Accumulation Period, you may transfer the Contract Value among the Subaccounts and the General Account subject to the following provisions:

      . The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

      . You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the General Account.


   If you authorize an unaffiliated third party outside the MIAA program (See "Asset Allocation Service") to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any unaffiliated third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations. We will not take any of these steps unless transfers initiated by unaffiliated third parties could potentially disadvantage or impair the rights of contract owners.


   We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the General Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

5. Withdrawal During Accumulation Period.

   You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of all Contract Value is called a surrender.

   You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See "Withdrawal Charge")

   For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

   You may request a partial withdrawal subject to the following:

      . The amount requested must be at least $500 in each investment option or the General Account from which withdrawal is requested.

      . You must leave at least $500 in each investment option from which the withdrawal is requested unless the total value is transferred.

   Election to withdraw shall be made in writing to us at our home office:
Kemper Investors Life Insurance Company, Contact Center, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our home office provided, however, that we may suspend withdrawals or delay payment more than seven days


      .  during any period when the New York Stock Exchange is closed,

      . when trading is restricted or the SEC determines an emergency exists, or

      .  as the SEC by order may permit.

   Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")

   A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

6. Death Benefit.

   If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

      .  the Contract Value less Debt, or

      . the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals. If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt. You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.

   For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

   For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:

      . the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

      .  the Contract Value minus Debt, or

      . the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased's 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

7. Guaranteed Minimum Death Benefit Rider.


   The Guaranteed Minimum Death Benefit Rider ("GMDB") is an optional Contract rider. You must elect GMDB on the initial contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.




   If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a Joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under this Contract.

   We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death Certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less debt:

      (1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

      (2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

      (3) the greatest anniversary value immediately preceding the earlier of your 86/th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period. /

   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

      (a) is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and

      (b) is the Contract Value, adjusted by any Market Value Adjustment that may exist on the Contract to which this rider is attached, reduced by any dollar for dollar reduction.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy or Annuity Option 2, or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.

   If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect among three Surviving Spouse Options.

8. Earnings Based Death Benefit Rider.


   The Earnings Based Death Benefit ("EBDB") is an optional Contract rider. EBDB may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See "Guaranteed Minimum Death Benefit Rider." above). You must elect GMDB on the initial contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.




   If elected, the death benefit would be as follows:

      . the Guaranteed Minimum Death Benefit (See "Guaranteed Minimum Death Benefit Rider" above); plus


      .  the EBDB factor times the lessor of:


        a. remaining principal, or


        b. Contract Value minus remaining principal, but not less than zero.

   The EBDB factor is 0.40 if death occurs prior to the 10/th Contract Anniversary, 0.50 if death occurs between the 10th and 15th Contract Anniversaries and 0.70 if death occurs on or after the 15th Contract Anniversary. /



   Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.



   The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.



   The optional EBDB is not offered in connection with IRA Contracts.







9. Loans.


   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the accumulation period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to ERISA, additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under section 403(b) contracts and ERISA Qualified Plans are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. Any loans made under a Contract will be subject to Code requirements, our administrative procedures as reflected under our loan agreements, and, if applicable, ERISA. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administrative expenses,

      .  records maintenance charge,

      .  withdrawal charge,

      .  premium tax,




      .  optional death benefit charges, and



      .  optional MIAA expense charge (See "Asset Allocation Service.")




   Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

   We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. Asset-Based Charges Against the Separate Account.

1. Mortality Risk.

   Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

   We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administrative Costs.

   The daily asset charge for administrative costs reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

   The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.


   The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect the relevant charge.


B. Asset Allocation Service Charge.


   The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of 1.00%. We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge.

The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA Initial Set Up Fee of $30.00.

C. Records Maintenance Charge.

   We assess an annual Records Maintenance Charge (assessed ratably each quarter) during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the year. The Records Maintenance Charge is:

      .  $30 annually for Contracts with Contract Value under $25,000.

      . $15 annually for Contracts with Contract Value between $25,000 and $50,000.

      . No Records Maintenance Charge for Contracts with Contract Value over $50,000.

   The Record Maintenance Charge is not assessed during the Annuity Period.

   The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

   At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

D. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

   Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

   If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

                                              Withdrawal
                        Contribution Year       Charge
                        -----------------     ----------
                        First................     6%
                        Second...............     5%
                        Third................     4%
                        Fourth...............     3%
                        Fifth................     2%
                        Sixth................     1%
                        Seventh and following     0%

   Purchase Payments are deemed surrendered in the order in which they were received.

   When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

   Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawal During Accumulation Period.") The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

   Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

   The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.


   We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Scudder Variable Series II ("SVS II"), SVS II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.


E. Investment Management Fees and Other Expenses.


   Each Portfolio's net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Investment management fees appear
on page     . Further detail is provided in the attached prospectuses for the
Portfolios and the Funds' Statements of Additional Information.


F. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. See "Appendix--State Premium Tax Chart" in the Statement of Additional Information.

G. Reduction or Elimination of Certain Charges.

   Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

   In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administrative costs and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

   In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

      . the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

      . the total amount of Purchase Payments to be received and the method in which they will be remitted;

      .  any prior or existing relationship with us;

      .  the level of commission paid to selling broker-dealers;

      . the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

      .  the frequency of projected surrenders or distributions.

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   We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                              THE ANNUITY PERIOD

   Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

   Annuity payments are based on:

      .  the annuity table specified in the Contract,

      .  the selected Annuity Option, and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. Annuity Options.

   You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the payee; and

      . the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

   For example:

      . if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

      . if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

      . if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

      . if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

   The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

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   If you die before the Annuity Date, available Annuity Options are limited.
The Annuity Options available are:

      .  Option 2, or

      . Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).

   If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.

Option 1--Income for Specified Period.

   Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.

   Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

Option 2--Life Income.

   Option 2 provides for an annuity over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3--Life Income with Installments Guaranteed.

   Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4--Joint and Survivor Annuity.

   Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

   You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfer During Annuity Period.

   During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

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

      . Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

      .  All interest in a Subaccount must be transferred.

      . If we receive notice of transfer to a Subaccount more than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

      . If we receive notice of transfer to a Subaccount less than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

      . Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least thirty (30) days prior to the anniversary.

   A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

   Annuity Unit value is determined independently for each Subaccount.

   Annuity Unit value for any Valuation Period is:

      .  Annuity Unit value for the preceding Valuation Period, times

      .  the net investment factor for the current Valuation Period, times

      . an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

   The net investment factor for a Subaccount for any Valuation Period is:

      . the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

      . the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

   When annuity payments begin, the value of your Contract interest is:

      . Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

      . the number of Accumulation Units credited at the end of the Valuation Period, minus

      .  premium taxes and Withdrawal Charges.

   The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

   A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Later Periodic Payments Under a Variable Annuity.

   Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

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

8. Fixed Annuity Payments.

   Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

   If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                              FEDERAL TAX MATTERS

A. Introduction

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. Our Tax Status

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. Taxation of Annuities in General

1. Tax Deferral During Accumulation Period

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

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

   Additional exceptions to this rule include:

      .  certain contracts acquired by a decedent's estate,

      .  certain Qualified Plan Contracts,

      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

   Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals


   Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. Credits we make to your Contract in connection with Market Value Adjustments are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same was as investment gains).


   Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

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

   If the Contract includes the Guaranteed Retirement Income Benefit rider (the "GRIB rider"), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

   With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an Annuity Option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

      .  received on or after you reach age 591/2,

      .  due to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

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

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. Qualified Plans

   The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such Contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the contract in connection with qualified plans should consult a tax advisor.

   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 701/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution.

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   If you purchase a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      .  received after you reach age 591/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund an "Education IRA."


   IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid or the account value The Contract's optional death benefits may in some circumstances exceed the greater of the Purchase Payments and the account value (See "7. Guaranteed Minimum Death Benefit Rider" and "8. Earnings Based Death Benefit Rider" above). It is possible that the optional death benefits could be viewed as providing life insurance with the result that a Contract with an optional death benefit would not qualify as an IRA.


   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. As discussed above (See "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a SEP IRA.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (See "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a SIMPLE IRA.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

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

      .  Roth IRA contributions are never deductible,


      .  "qualified distributions" from a Roth IRA are excludable from income,


      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 701/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 591/2, after your death, because of your disability, or made to a first-time homebuyer.

   As discussed above (See "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's optional death benefits for purposes of the rules governing IRAs, and thus as to whether a Contract with the GMDB or the EBDB will qualify as a Roth IRA.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of 31, 1988.

   These amounts can be paid only if you have reached age 591/2, separated from service, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

   If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

      .  minimum distributions required under Section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. Federal Income Tax Withholding

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                          Investors Brokerage Services, Inc. ("IBS")

                          1600 McConnor Parkway


                          Schaumburg, Illinois 60196-6801


   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.


   You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Contact Center, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.


                             DOLLAR COST AVERAGING


   Under our Dollar Cost Averaging program, a predesignated portion of the Scudder Money Market or Scudder Government Securities Subaccount Value is automatically transferred monthly for a specified duration of monthly, quarterly, semiannually or annually, to other Subaccounts and the General Account. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the General Account on a quarterly basis. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the second Tuesday of the month. We must receive the enrollment form at least five business days before the transfer date.


   The minimum transfer amount is $500 per Subaccount or General Account. The total Contract Value in the Scudder Money Market or Scudder Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

   If the General Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.

   Dollar Cost Averaging is not available during the Annuity Period.

                          SYSTEMATIC WITHDRAWAL PLAN

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the General Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.

                           ASSET ALLOCATION SERVICE

   You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, BARRA RogersCasey ("BARRA") performs certain functions for the MIAA program. BARRA is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. Summary of the Service Provided.

   Under MIAA, your Contract Value is allocated among certain Subaccounts and the General Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing BARRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and between the Subaccounts and the General Account, in accordance with your selected allocation model. Currently, if you enroll in the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to allocate the remainder yourself.

B. MIAA Charges.


   PMG's current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. We reserve the right for new Contracts to increase the annual charge up to a maximum of one percent (1.00%). We currently do not charge the maximum. If we increase the MIAA charge, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA Initial Set Up Fee ("Set Up Fee") of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".


C. Tax Treatment of Fees and Charges.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

   For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. Risks to You.

   When you elect the MIAA program, you understand that:

      . all investments involve risk, the amount of which may vary significantly,

      .  performance cannot be predicted or guaranteed, and

      . the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

   PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

   PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

E. Conflicts of Interest.

   The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

                         PROVISIONS OF PRIOR CONTRACTS

   Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

      Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

      Transfer During Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

      Withdrawals During Accumulation Period. You may request a partial withdrawal subject to the following conditions:

         . The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

         . Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

      Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

      Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation period against each contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

      Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

                               LEGAL PROCEEDINGS

   There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Condensed Financial Information; Financial Statements; and Appendix. The Statement of Additional Information should be read in conjunction with this Prospectus.

            CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 19, 2002



   The Guaranteed Retirement Income Benefit ("GRIB") rider was an available option under Contracts issued between September 3, 2001 and February 19, 2002. The GRIB rider is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB again at any time. GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below.



   If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".



   You may cancel the GRIB rider anytime after the Contract anniversary following the end of the applicable seven or ten year waiting period. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider.



   GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.



   Annuity payments are based on the greater of:



    (1)the income provided by applying the GRIB base to the guaranteed annuity factors, or



    (2)the income provided by applying the Contract Value to the current annuity factors.



   The GRIB base is the greater of (1), (2) or (3) listed below, less debt:



    (1)the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;



    (2)the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant's 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or



    (3)the greatest anniversary value immediately preceding the earlier of the original Annuitant's 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.



   For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of 2 and 3 above.



   An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any withdrawal charges. A proportionate reduction is applicable when the withdrawal and any withdrawal charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:



    (a)is the withdrawal plus any withdrawal charges reduced by any dollar for dollar reduction, and



    (b)is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.



   The guaranteed annuity factors are based on the "1983 Table a" individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for

GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.



   Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.



   GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.



   If you elect a GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect a GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.



   When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, We will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:



                    Number of years remaining Interest rate
                    in the period certain      Adjustment
                    ---------------------     -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       less than 10 years....     2.00%



   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.



   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of due proof of death.



   GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.



   If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.



   Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.



   Lump sum payments are available once in each Contract year and may not be elected until one year after you elect to exercise GRIB.



   You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Payee will begin receiving the original annuitization payment amount again.



   Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified

Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.



   In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:



                    Number of years remaining Interest rate
                    in the period certain      Adjustment
                    ---------------------     -------------
                       15 or more years......     1.00%
                       10-14 years...........     1.50%
                       Less than 10 years....     2.00%



   The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.



   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit Value next determined following Our receipt of your request for commutation.

                                   APPENDIX


                         [TO BE UPDATED BY AMENDMENT]


  KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY
                         IRA, ROTH IRA AND SIMPLE IRA

                             DISCLOSURE STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. Revocation


   Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois, 60196-6801, or call (888) 477-9700.


B. Statutory Requirements

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

   1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

   2. The Contract must be nontransferable by the owner.

   3. The Contract must have flexible premiums.

   4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 701/2 (the required beginning date)(see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 701/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA, including a Roth IRA, must be cash contributions which do not exceed $2,000 for any taxable year, and (2) all contributions to a SIMPLE IRA must be cash contributions, including matching or nonelective employer contributions (see "SIMPLE IRAs"), which do not exceed $6,000 for any year (as adjusted for inflation).

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. Rollovers and Direct Transfers for IRAs and SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments under an IRA. In one, you transfer amounts from one IRA to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A direct transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA, qualified pension or profit-sharing plan or tax-sheltered annuity, or from a direct transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA or SIMPLE Individual Retirement Account.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan or tax-sheltered annuity will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. Contribution Limits and Allowance of Deduction for IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $4,000 for the year. Previously, if one spouse had no compensation or elected to be treated as having no compensation, the total combined contributions to both IRAs could not be more than $2,250.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. $2,000, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. Even if your spouse is covered by an employer retirement plan, you may be able to deduct your contributions to an IRA if you are not covered by an employer plan. The deduction is limited to $2,000 and it must be reduced if your adjusted gross income on a joint return is more than $150,000 but less than $160,000. Your deduction is eliminated if your income on a joint return is $160,000 or more.

   5. Contributions to your IRA can be made at any time. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 701/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $30,000 or 15% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.

F. Simple IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $6,000 (as adjusted for inflation) for the year. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $150,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. Tax Status of the Contract and Distributions for IRAs and Simple IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. Required Distributions for IRAs and Simple IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 701/2 (your 701/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 701/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 701/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over the life or the lives of you and your spouse, provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. Roth IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

   2. The IRS is not presently accepting submissions for opinion letters approving annuities as Roth IRAs, but will issue in the future procedures for requesting such opinion letters. We will apply for approval as soon as possible after the IRS issues its procedures on this matter. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. Eligibility and Contributions for Roth IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 701/2.

   2. The aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of $2,000 and 100% of your compensation for the taxable year. However, if you file a joint return and receive less compensation for the taxable year than your spouse, the contribution limit for the taxable year is the lesser of $2,000 and the sum of (1) your compensation for the taxable year, and (2) your spouse's compensation for the taxable year reduced by any deductible contributions to an IRA of your spouse, and by any contributions to a Roth IRA for your spouse, for the taxable year.

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. Rollovers, Transfers and Conversions to Roth IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurred before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   Under some circumstances, it might not be advisable to rollover, transfer, or convert all or part of an IRA to a Roth IRA. Whether you should do so will depend on your particular facts and circumstances, including, but not limited to, such factors as whether you qualify to make such a rollover, transfer, or conversion, your financial situation, age, current and future income needs, years to retirement, current and future tax rates, your ability and desire to pay current income taxes with respect to amounts rolled over, transferred, or converted, and whether such taxes might need to be paid with withdrawals from your Roth IRA (see discussion below of "Nonqualified Distributions"). You should consult a qualified tax adviser before rolling over, transferring, or converting all or part of an IRA to a Roth IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. Income Tax Consequences of Roth IRAs

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 591/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 591/2, unless one of the exceptions discussed in Section N applies.

M. Tax on Excess Contributions

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. Tax on Premature Distributions

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 591/2. However, the tax on premature distributions does not apply:

      1. To amounts that are rolled over tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. Excise Tax Reporting

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. Borrowing

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. Reporting

   We will provide you with any reports required by the Internal Revenue
Service.

R. Estate Tax

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. Financial Disclosure

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

                              Lump Sum        Lump Sum
                        End  Termination     Termination
                         of   Value of   At   Value of
                        Year  Contract*  Age  Contract*
                        ---- ----------- --- -----------
                         1..             60
                         2..             65
                         3..             70
                         4..
                         5..

--------
*Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

                              Lump Sum        Lump Sum
                        End  Termination     Termination
                         of   Value of   At   Value of
                        Year  Contract*  Age  Contract*
                        ---- ----------- --- -----------
                         1..             60
                         2..             65
                         3..             70
                         4..
                         5..

--------
*Includes applicable withdrawal charges as described in Item T below.

T. Financial Disclosure for the Separate Account (Variable Account)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

   2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under 1 year, 6%; over 1 to 2 years, 5%; over 2 to 3 years, 4%; over 3 to 4 years, 3%; over 4 to 5 years, 2%; over 5 to 6 years, 1%; 6th year and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1.     $ 1,000     14     $17,371     27     $41,703     40    $ 77,436
    2.       2,000     15      18,929     28      43,991     41      80,796
    3.       3,038     16      20,534     29      46,348     42      84,256
    4.       4,130     17      22,187     30      48,775     43      87,821
    5.       5,264     18      23,889     31      51,275     44      91,492
    6.       6,442     19      25,643     32      53,850     45      95,274
    7.       7,665     20      27,449     33      56,503     46      99,169
    8.       8,932     21      29,309     34      59,235     47     103,181
    9.      10,236     22      31,225     35      62,048     48     107,313
   10.      11,580     23      33,199     36      64,947     49     111,569
   11.      12,965     24      35,232     37      67,932     50     115,953
   12.      14,390     25      37,326     38      71,007
   13.      15,859     26      39,482     39      74,174

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
    1.     $1,000      14     $1,513      27     $2,221      40     $3,262
    2.      1,013      15      1,558      28      2,288      41      3,360
    3.      1,053      16      1,605      29      2,357      42      3,461
    4.      1,095      17      1,653      30      2,427      43      3,565
    5.      1,138      18      1,702      31      2,500      44      3,671
    6.      1,183      19      1,754      32      2,575      45      3,782
    7.      1,230      20      1,806      33      2,652      46      3,895
    8.      1,267      21      1,860      34      2,732      47      4,012
    9.      1,305      22      1,916      35      2,814      48      4,132
   10.      1,344      23      1,974      36      2,898      49      4,256
   11.      1,384      24      2,033      37      2,985      50      4,384
   12.      1,426      25      2,094      38      3,075
   13.      1,469      26      2,157      39      3,167

--------
*Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                                PERIODIC PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                              KEMPER ADVANTAGE III

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                               in Connection With

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE:1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 (847)874-4000

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2002. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.

                                TABLE OF CONTENTS

                                                                         Page

Services to the Separate Account.......................................... 1
Performance Information of Subaccounts.................................... 1
State Regulation.......................................................... 19
Condensed Financial Information........................................... __
Experts................................................................... 20
Financial Statements...................................................... 20
Appendix A State Premium Tax Chart........................................ 88
Appendix B Condensed Financial Information................................ __

                        SERVICES TO THE SEPARATE ACCOUNT
                          [TO BE UPDATED BY AMENDMENT]

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

The independent auditors for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2001, 2000 and 1999. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2001, 2000, and 1999.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2001, 2000, and 1999 KILICO incurred gross commissions payable of approximately $___, $___ and $___, respectively, to licensed insurance agents.

                     PERFORMANCE INFORMATION OF SUBACCOUNTS

                          [TO BE UPDATED BY AMENDMENT]


As described in the prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Scudder High Yield Subaccount, Scudder Investment Grade Bond Subaccount, Scudder Government Securities Subaccount and the Scudder Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount. These various measures of performance are described below.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. The redeemable value does not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

In general, there is no formula prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not reflect the effect of premium tax and the Withdrawal Charge. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $10,000 was chosen because that approximates the size of a typical account. The account size used affects the performance figure because the Records Maintenance Charge is a fixed per account charge. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized non standardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Scudder Money Market Subaccount, Scudder Total Return Subaccount and Scudder High Yield Subaccount, and for periods from December 9, 1983 (inception) for the Scudder Growth Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Scudder Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Scudder Government Securities Subaccount, performance figures will reflect investment experience as if the Scudder Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Scudder Government Securities Portfolio.

The yield for the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount, the Scudder Government Securities Subaccount, and the Scudder Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder High Yield Subaccount, the Scudder Government Securities Subaccount, the Scudder Investment Grade Bond Subaccount and the Scudder Bond Subaccount, based upon the one month period ended March 31, 2002 were ___%, ___%, ___% and ____% respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                          6
                   YIELD= 2[(    a-b   +1)  - 1]
                             ----------
                                 cd

a=net dividends and interest earned during the period by the Fund attributable to the Subaccount

b=expenses accrued for the period (net of reimbursements)

c=the average daily number of Accumulation Units outstanding during the period

d=the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of withdrawal charges or premium taxes.


The Scudder Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The Scudder Money Market Subaccount's yield for the seven-day period ended March 31, 2001 was 3.42% and average portfolio maturity was __ days.

The Scudder Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)/365///7/-- 1. The Scudder Money Market Subaccount's effective yield for the seven day period ended March 31, 2001 was 3.48%.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Adviser and VARDS.

The following tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2001. The standardized performance figures reflect the deduction of all expenses and fees, including the maximum MIAA charge, a prorated portion of the Records Maintenance Charge, and the charge for the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider. The nonstandardized performance figures reflect the deduction of all expenses and fees, excluding a prorated portion of the Records Maintenance Charge. The nonstandardized performance also reflects the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, and the Earnings Based Death Benefit rider.

                          [TO BE UPDATED BY AMENDMENT]
                               PERFORMANCE FIGURES
                            (as of December 31, 2001)

           (Without the optional MIAA program or any optional benefit)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Scudder Contrarian Value Subaccount                  14.64%
    Life of Subaccount (from 05/01/96).........                     $17,916            79.16%         13.31%        12.79%
    Life of Portfolio (from 05/01/96)..........                      17,916            79.16          13.31         12.79
    Three Years................................                      11,963            19.63           6.16          4.76
    One Year...................................                      11,464            14.64          14.64          8.33
--------------------------------------------------------------------------------------------------------------------------------
Scudder Value+Growth Subaccount                      -5.13
    Life of Subaccount (from 05/01/96).........                      18,217            82.17          13.72         13.20
    Life of Portfolio (from 05/01/96)..........                      18,217            82.17          13.72         13.20
    Three Years................................                      12,945            29.45           8.98          7.56
    One Year...................................                       9,487            -5.13          -5.13        -10.38
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Subaccount                       -15.65
    Life of Subaccount (from 09/15/95).........                      23,505           135.05          17.50         17.24
    Life of Portfolio (from 09/13/93)..........                      30,576           205.76          16.55           N/A
    Five Years.................................                      22,748           127.48          17.87         17.38
    Three Years................................                      16,057            60.57          17.10         15.59
    One Year...................................                       8,435           -15.65         -15.65        -20.32
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Subaccount                 7.03
    Life of Subaccount (from 05/01/96).........                      16,748            67.48          11.69         11.17
    Life of Portfolio (from 10/09/86)..........                      49,798           397.98          11.94           N/A
    Ten Years..................................                      43,526           335.26          15.84           N/A
    Five Years.................................                      17,661            76.61          12.05           N/A
    Three Years................................                      12,380            23.80           7.38          5.97
    One Year...................................                      10,703             7.03           7.03          1.13
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Subaccount                      -12.12
    Life of Subaccount (from 05/01/96).........                      20,726           107.26          16.91         16.38
    Life of Portfolio (from 10/09/86)..........                      72,111           621.11          14.89           N/A
    Ten Years..................................                      54,595           445.95          18.50           N/A
    Five Years.................................                      22,659           126.59          17.77           N/A
    Three Years................................                      16,418            64.18          17.97         16.45
    One Year...................................                       8,788           -12.12         -12.12        -16.99
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Subaccount                -10.46
    Life of Subaccount (from 05/01/96).........                      20,107           101.07          16.15         15.63
    Life of Portfolio (from 08/27/92)..........                      33,193           231.93          15.46           N/A
    Five Years.................................                      21,430           114.30          16.47           N/A
    Three Years................................                      13,493            34.93          10.50          9.06
    One Year...................................                       8,954           -10.46         -10.46        -15.42
--------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Subaccount (7)                   4.71
    Life of Subaccount (from 04/06/82).........                      25,708           157.08           5.17          5.12
    Life of Portfolio (from 04/06/82)..........                      25,708           157.08           5.17          5.12
    Ten Years..................................                      14,070            40.70           3.47          3.39
    Five Years.................................                      12,124            21.24           3.93          3.45
    Three Years................................                      11,251            12.51           4.01          2.63
    One Year...................................                      10,471             4.71           4.71         -1.06
--------------------------------------------------------------------------------------------------------------------------------

The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Subaccount (6)                    -9.85%
    Life of Subaccount (from 04/06/82).........                     $55,102           451.02%          9.54%         9.52%
    Life of Portfolio (from 04/06/82)..........                      55,102           451.02           9.54          9.52
    Ten Years..................................                      26,069           160.69          10.06         10.00
    Five Years.................................                      11,294            12.94           2.46          1.98
    Three Years................................                       9,105            -8.95          -3.08         -4.39
    One Year...................................                       9,015            -9.85          -9.85        -14.84
--------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities Subaccount              9.51
    Life of Subaccount (from 11/03/89).........                      19,367            93.67           6.11          6.04
    Life of Portfolio (from 09/03/87)..........                      22,050           120.50           6.11           N/A
    Ten Years..................................                      17,651            76.51           5.85          5.77
    Five Years.................................                      12,522            25.22           4.60          4.12
    Three Years................................                      11,500            15.00           4.77          3.38
    One Year...................................                      10,951             9.51           9.51          3.47
--------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond Subaccount              8.49
    Life of Subaccount (from 05/01/96).........                      12,353            23.53           4.63          4.12
    Life of Portfolio (from 05/01/96)..........                      12,353            23.53           4.63          4.12
    Three Years................................                      11,177            11.77           3.78          2.40
    One Year...................................                     10,849             8.49           8.49          2.52
--------------------------------------------------------------------------------------------------------------------------------
Scudder Bond Subaccount                               9.14
    Life of Subaccount (from 05/01/99).........                      10,689             6.89           4.10          1.13
    Life of Portfolio (from 07/16/85)..........                      26,550           165.50           6.52           N/A
    Ten Years..................................                      18,315            83.15           6.24           N/A
    Five Years.................................                      12,272            22.72           4.18           N/A
    Three Years................................                      11,227            12.27           3.93           N/A
    One Year...................................                      10,914             9.14           9.14          3.13
--------------------------------------------------------------------------------------------------------------------------------
Scudder Growth Subaccount                           -20.09
    Life of Subaccount (from 12/09/83).........                      75,118           651.18          12.55         12.53
    Life of Portfolio (from 12/09/83)..........                      75,118           651.18          12.55         12.53
    Ten Years..................................                      40,039           300.39          14.88         14.85
    Five Years.................................                      17,674            76.74          12.06         11.58
    Three Years................................                      12,290            22.90           7.12          5.71
    One Year...................................                       7,991           -20.09         -20.09        -24.53
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Subaccount              -7.82
    Life of Subaccount (from 05/01/96).........                      19,830            98.30          15.80         15.28
    Life of Portfolio (from 01/03/95)..........                      29,349           193.49          19.68          N/A
    Five Years.................................                      21,275           112.75          16.30          N/A
    Three Years................................                      14,508            45.08          13.21         11.74
    One Year...................................                       9,218            -7.82          -7.82        -12.92
--------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Subaccount               16.85
    Life of Subaccount (from 09/15/95).........                      13,884            38.84           6.39          6.12
    Life of Portfolio (from 10/14/91)..........                      16,975            69.75           5.91           N/A
    Five Years.................................                      13,829            38.29           6.70          6.22
    Three Years................................                      10,443             4.43           1.45          0.10
    One Year...................................                      11,685            16.85          16.85         10.42
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Subaccount      -12.17
    Life of Subaccount (from 05/01/99).........                      10,453             4.53           2.70         -0.23
    Life of Portfolio (from 10/07/93)..........                      31,133           211.33          17.00           N/A
    Five Years.................................                      21,855           118.55          16.93           N/A
    Three Years................................                      14,405            44.05          12.94           N/A
    One Year...................................                       8,783           -12.17         -12.17        -17.03
--------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Subaccount                   -11.06
    Life of Subaccount (from 05/01/98).........                      12,473            24.73           8.64          7.05
    Life of Portfolio (from 07/16/85)..........                      76,846           668.46          14.09           N/A
    Ten Years..................................                      44,905           349.05          16.21           N/A
    Five Years.................................                      22,954           129.54          18.08           N/A
    Three Years................................                      14,444            44.44          13.04           N/A
    One Year...................................                       8,894           -11.06         -11.06        -15.98
--------------------------------------------------------------------------------------------------------------------------------


The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page __ for additional information.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Subaccount                    -15.87%
    Life of Subaccount (from 05/01/99).........                     $10,009             0.09%          0.05%        -2.80%
    Life of Portfolio (from 01/06/89)..........                      71,181           611.81          17.79           N/A
    Ten Years..................................                      56,508           465.08          18.91           N/A
    Five Years.................................                      22,551           125.51          17.66           N/A
    Three Years................................                      16,237            62.37          17.53           N/A
    One Year...................................                       8,413           -15.87         -15.87        -20.53
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Subaccount      -11.76
    Life of Subaccount (from 05/01/99).........                       9,641            -3.59          -2.18         -4.98
    Life of Portfolio (from 10/30/97)..........                      13,849            38.49          10.83           N/A
    Three Years................................                      12,875            28.75           8.79           N/A
    One Year...................................                       8,824           -11.76         -11.76        -16.64
--------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Subaccount                 16.63
    Life of Subaccount (from 05/01/99).........                      10,269             2.69           1.61         -1.29
    Life of Portfolio (from 05/01/96)..........                      16,365            63.65          11.13           N/A
    Three Years................................                      11,811            18.11           5.71           N/A
    One Year...................................                      11,663            16.63          16.63         10.21
--------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Subaccount                 -11.86
    Life of Subaccount (from 05/01/94).........                      30,318           203.18          18.10         18.06
    Life of Portfolio (from 05/01/94)..........                      30,318           203.18          18.10         18.06
    Five Years.................................                      23,087           130.86          18.21         17.72
    Three Years................................                      13,682            36.82          11.02          9.57
    One Year...................................                       8,814           -11.86         -11.86        -16.74
--------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Value Subaccount                    2.72
    Life of Subaccount (from 05/01/96).........                      11,082            10.82           2.23          1.72
    Life of Portfolio (from 05/01/96)..........                      11,082            10.82           2.23          1.72
    Three Years................................                       9,132            -8.68          -2.98         -4.29
    One Year...................................                      10,272             2.72           2.72         -2.95
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Subaccount            -32.69
    Life of Subaccount (from 09/15/95).........                      24,839           148.39          18.73         18.47
    Life of Portfolio (from 09/13/93)..........                      40,136           301.36          20.98           N/A
    Five Years.................................                      23,523           135.23          18.66         18.17
    Three Years................................                      19,850            98.50          25.68         24.07
    One Year...................................                       6,731           -32.69         -32.69        -36.45
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Subaccount                -12.45
    Life of Subaccount (from 05/01/99).........                      12,449            24.49          14.10         10.87
    Life of Portfolio (from 12/31/94)..........                      22,197           121.97          14.21           N/A
    Five Years.................................                      16,921            69.21          11.09           N/A
    Three Years................................                      11,640            16.40           5.19           N/A
    One Year...................................                       8,755           -12.45         -12.45        -17.30
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Subaccount      -28.13
    Life of Subaccount (from 05/01/99).........                       9,872            -1.28          -0.78         -3.61
    Life of Portfolio (from 09/21/88)..........                      52,619           426.19          14.48           N/A
    Ten Years..................................                      31,356           213.56          12.11           N/A
    Five Years.................................                      13,122            31.22           5.58           N/A
    Three Years................................                      11,604            16.04           5.09           N/A
    One Year...................................                       7,187           -28.13         -28.13        -32.13
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Subaccount (5)                  -21.51
    Life of Subaccount (from 01/06/92).........                      20,762           107.62           8.47          8.41
    Life of Portfolio (from 01/06/92)..........                      20,762           107.62           8.47          8.41
    Five Years.................................                      15,236            52.36           8.79          8.31
    Three Years................................                      12,263            22.63           7.04          5.63
    One Year...................................                       7,849           -21.51         -21.51        -25.86
--------------------------------------------------------------------------------------------------------------------------------


The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page __ for additional information.


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AVERAGE
                                                                                                                    ANNUAL
                                                                                                                    TOTAL
                                                                                        TOTAL RETURN(1)           RETURN(2)
                                                                                      (Non-Standardized)         Standardized
--------------------------------------------------------------------------------------------------------------------------------
                                                  Year-to-Date                    Cumulative      Annualized      Annualized
                                                      (%)            Ending           (%)            (%)             (%)
                                                   Return(3)        Value(4)        Return          Return          Return
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Subaccount (5)         -16.75%
    Life of Subaccount (from 09/15/95).........                     $27,555           175.55%         21.08%        20.82%
    Life of Portfolio (from 09/13/93)..........                      39,503           295.03          20.72           N/A
    Five Years.................................                      26,417           164.17          21.44         20.95
    Three Years................................                      17,200            72.00          19.82         18.27
    One Year...................................                       8,325           -16.75         -16.75        -21.37
--------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Subaccount (5)......     -41.20
    Life of Subaccount (from 09/15/95).........                       8,295           -17.05          -3.47         -3.77
    Life of Portfolio (from 03/30/94)..........                       8,043           -19.57          -3.17           N/A
    Five Years.................................                       8,685           -13.15          -2.78         -3.27
    Three Years................................                       9,378            -6.22          -2.12         -3.43
    One Year...................................                       5,880           -41.20         -41.20        -44.50
--------------------------------------------------------------------------------------------------------------------------------
Scudder International Subaccount (5)                -22.71
    Life of Subaccount (from 05/01/98).........                      11,777            17.77           6.33          4.77
    Life of Portfolio (from 05/01/87)..........                      32,748           227.48           9.06           N/A
    Ten Years..................................                      25,865           158.65           9.97           N/A
    Five Years.................................                      16,821            68.21          10.96           N/A
    Three Years................................                      13,790            37.90          11.31           N/A
    One Year...................................                       7,729           -22.71         -22.71        -27.00
--------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Subaccount (6)                 -3.88
    Life of Subaccount (from 04/06/82).........                      76,834           668.34          11.51         11.49
    Life of Portfolio (from 04/06/82)..........                      76,834           668.34          11.51         11.49
    Ten Years..................................                      28,405           184.05          11.00         10.96
    Five Years.................................                      16,901            69.01          11.07         10.58
    Three Years................................                      12,383            23.83           7.39          5.97
    One Year...................................                       9,612            -3.88          -3.88         -9.19
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Subaccount                      -3.52
    Life of Subaccount (from 09/15/95).........                      23,335           133.35          17.34         17.08
    Life of Portfolio (from 09/13/93)..........                      28,972           189.72          15.70           N/A
    Five Years.................................                      22,120           121.20          17.21         16.72
    Three Years................................                      16,003            60.03          16.97         15.46
    One Year...................................                       9,648            -3.52          -3.52         -8.85
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Subaccount             -5.16
    Life of Subaccount (from 05/01/96).........                      15,374            53.74           9.66          9.14
    Life of Portfolio (from 09/06/89)..........                      29,706           197.06          10.10           N/A
    Ten Years..................................                      28,086           180.86          10.88           N/A
    Five Years.................................                      15,916            59.16           9.74           N/A
    Three Years................................                      11,813            18.13           5.71          4.32
    One Year...................................                       9,484            -5.16          -5.16        -10.40
--------------------------------------------------------------------------------------------------------------------------------


The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth more or less than their original cost. See page __ for additional information.

                           PERFORMANCE FIGURES--NOTES

*  N/A Not Applicable

(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states. The Nonstandardized Total Return figures do not reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, or the Earnings Based Death Benefit rider. If such charges were reflected, Nonstandardized Total Return would be lower.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected. The Standardized Average Annual Total Return figures do not reflect the current charge for the MIAA program, the Guaranteed Minimum Death Benefit rider, or the Earnings Based Death Benefit rider. If such charges were reflected, Standardized Average Annual Total Return would be lower.

(3) The Year to Date percentage return figures quoted are based on the change in unit values for the period January 1, 2001 through December 31, 2001.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

                          [TO BE UPDATED BY AMENDMENT]
                               PERFORMANCE FIGURES
                            (as of December 31, 2001)

  (With the optional MIAA, the Guaranteed Minimum Death Benefit rider and the
                      Earnings Based Death Benefit rider)

The following tables illustrate an assumed $10,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from commencement of operations of the Subaccount to December 31, 2000. No information is shown for the Scudder Technology Growth, Alger American MidCap Growth and Credit Suisse Trust-Emerging Markets (formerly Credit Suisse Warburg Pincus Trust-Emerging Markets) Subaccounts because they were not offered until after December 31, 2000.

                          [TO BE UPDATED BY AMENDMENT]
                        ALGER AMERICAN GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999................................................................ $   11,897
2000................................................................     10,009
2001................................................................



                 ALGER AMERICAN SMALL CAPITALIZATION SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999............................................................... $    13,735
2000...............................................................       9,872
2001...............................................................



                 AMERICAN CENTURY VP INCOME & GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999............................................................... $    10,925
2000...............................................................       9,641
2001...............................................................


                      AMERICAN CENTURY VP VALUE SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999............................................................... $     8,805
2000...............................................................      10,269
2001 ..............................................................


                 DREYFUS SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT


                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999............................................................... $    11,901
2000...............................................................      10,453
2001...............................................................


                      FIDELITY VIP EQUITY-INCOME SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    10,687
1997...............................................................      13,502
1998...............................................................      14,867
1999...............................................................      15,647
2000...............................................................      16,748
2001 ..............................................................



                         FIDELITY VIP GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    10,347
1997...............................................................      12,599
1998...............................................................      17,336
1999...............................................................      23,584
2000...............................................................      20,726
2001...............................................................



                    FIDELITY VIP II ASSET MANAGER SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    10,916
1997...............................................................      12,987
1998...............................................................      14,736
1999...............................................................      16,211
2000...............................................................      15,374
2001...............................................................

                    FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT


                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    11,145
1997...............................................................      13,646
1998...............................................................      17,498
1999...............................................................      21,512
2000...............................................................      19,830
2001...............................................................




                      FIDELITY VIP II INDEX 500 SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    11,366
1997...............................................................      14,874
1998...............................................................      18,828
1999...............................................................      22,457
2000...............................................................      20,107
2001...............................................................




                      J.P. MORGAN SMALL COMPANY SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999............................................................... $    14,220
2000...............................................................      12,449
2001...............................................................




                    JANUS ASPEN AGGRESSIVE GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1995............................................................... $    10,552
1996...............................................................      11,231
1997...............................................................      12,477
1998...............................................................      16,524
1999...............................................................      36,904
2000...............................................................      24,839
2001...............................................................


                         JANUS ASPEN BALANCED SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1995............................................................... $    10,547
1996...............................................................      12,082
1997...............................................................      14,549
1998...............................................................      19,273
1999...............................................................      24,188
2000...............................................................      23,335
2001...............................................................


                          JANUS ASPEN GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1995............................................................... $    10,327
1996...............................................................      12,062
1997...............................................................      14,602
1998...............................................................      19,541
1999...............................................................      27,865
2000...............................................................      30,576
2001...............................................................


                     JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1995............................................................... $    10,425
1996...............................................................      13,266
1997...............................................................      15,984
1998...............................................................      20,330
1999...............................................................      33,100
2000...............................................................      39,503
2001...............................................................


                       PILGRIM EMERGING MARKETS SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1995............................................................... $     9,547
1996...............................................................      10,111
1997...............................................................       8,820
1998...............................................................       6,244
1999...............................................................      16,499
2000...............................................................       8,295
2001...............................................................

                      PILGRIM NATURAL RESOURCES SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1995............................................................... $    10,032
1996...............................................................      12,556
1997...............................................................      13,272
1998...............................................................      10,523
1999...............................................................      11,882
2000...............................................................      13,884
2001...............................................................



                             SCUDDER BOND SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999............................................................... $     9,794
2000...............................................................      10,689
2001...............................................................



                        SCUDDER CAPITAL GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
1999............................................................... $    12,607
2000...............................................................      12,473
2001...............................................................


                     SCUDDER CONTRARIAN(R) VALUE SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    11,628
1997...............................................................      14,954
1998...............................................................      17,595
1999...............................................................      15,628
2000...............................................................      17,916
2001...............................................................



                    SCUDDER GOVERNMENT SECURITIES SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1987............................................................... $    10,030
1988...............................................................      10,232
1989...............................................................      11,437
1990...............................................................      12,396
1991...............................................................      14,084
1992...............................................................      14,708
1993...............................................................      15,559
1994...............................................................      14,925
1995...............................................................      17,511
1996...............................................................      17,711
1997...............................................................      19,032
1998...............................................................      20,092
1999...............................................................      20,135
2000...............................................................      22,050
2001...............................................................


                            SCUDDER GROWTH SUBACCOUNT

                                                                         Non-
Year                                                  Qualified        Qualified
Ended                                                   Total            Total
12/31                                                   Value            Value
-----                                                 ---------        ---------
1983..............................................  $  10,290        $   10,271
1984..............................................     11,254            11,237
1985..............................................     13,898            13,877
1986..............................................     14,986            14,965
1987..............................................     15,043            15,022
1988..............................................     14,908            14,887
1989..............................................     18,871            18,844
1990..............................................     18,736            18,709
1991..............................................     29,479            29,437
1992..............................................     30,123            30,080
1993..............................................     34,063            34,011
1994..............................................     32,261            32,215
1995..............................................     42,330            42,269
1996..............................................     50,798            50,725
1997..............................................     60,828            60,741
1998..............................................     69,098            68,998
1999..............................................     94,008            93,874
2000..............................................     75,118            75,010
2001..............................................



                          SCUDDER HIGH YIELD SUBACCOUNT

                                                                         Non-
Year                                                  Qualified        Qualified
Ended                                                   Total            Total
12/31                                                   Value            Value
-----                                                 ---------        ---------
1982.............................................. $   12,363        $   11,920
1983..............................................     14,000            13,427
1984..............................................     15,557            15,155
1985..............................................     18,686            18,203
1986..............................................     21,710            21,149
1987..............................................     22,693            22,105
1988..............................................     25,944            25,273
1989..............................................     25,278            24,624
1990..............................................     21,092            20,546
1991..............................................     31,597            30,778
1992..............................................     36,712            35,760
1993..............................................     43,466            42,338
1994..............................................     41,931            40,843
1995..............................................     48,576            47,315
1996..............................................     54,699            53,249
1997..............................................     60,215            58,651
1998..............................................     60,289            58,723
1999..............................................     61,121            59,542
2000..............................................     55,102            53,679
2001..............................................


                        SCUDDER INTERNATIONAL SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1999............................................................... $    14,123
2000...............................................................      11,777
2001...............................................................




                    SCUDDER INTERNATIONAL RESEARCH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1992............................................................... $     9,803
1993...............................................................      12,836
1994...............................................................      12,187
1995...............................................................      13,559
1996...............................................................      15,576
1997...............................................................      16,818
1998...............................................................      18,253
1999...............................................................      26,451
2000...............................................................      20,762
2001...............................................................



                    SCUDDER INVESTMENT GRADE BOND SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    10,260
1997...............................................................      11,033
1998...............................................................      11,746
1999...............................................................      11,386
2000...............................................................      12,353
2001...............................................................


                       SCUDDER MONEY MARKET SUBACCOUNT #1

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1982............................................................... $    10,747
1983...............................................................      11,575
1984...............................................................      12,630
1985...............................................................      13,479
1986...............................................................      14,185
1987...............................................................      14,922
1988...............................................................      15,827
1989...............................................................      17,045
1990...............................................................      18,195
1991...............................................................      19,003
1992...............................................................      19,385
1993...............................................................      19,661
1994...............................................................      20,157
1995...............................................................      21,001
1996...............................................................      21,755
1997...............................................................      22,581
1998...............................................................      23,418
1999...............................................................      24,551
2000...............................................................      25,708
2001...............................................................



                       SCUDDER SMALL CAP GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1994............................................................... $    10,296
1995...............................................................      13,208
1996...............................................................      16,680
1997...............................................................      22,085
1998...............................................................      25,795
1999...............................................................      34,396
2000...............................................................      30,318
2001...............................................................



                       SCUDDER SMALL CAP VALUE SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    10,091
1997...............................................................      12,117
1998...............................................................      10,606
1999...............................................................      10,789
2000...............................................................      11,082
2001...............................................................


                         SCUDDER TOTAL RETURN SUBACCOUNT

                                                                         Non-
Year                                                  Qualified        Qualified
Ended                                                   Total            Total
12/31                                                   Value            Value
-----                                                                  ---------
1982.............................................. $   12,336        $   11,769
1983..............................................     14,313            13,211
1984..............................................     13,427            12,508
1985..............................................     17,019            15,853
1986..............................................     19,328            18,003
1987..............................................     19,188            17,872
1988..............................................     21,207            19,752
1989..............................................     25,945            24,164
1990..............................................     26,889            25,043
1991..............................................     36,583            34,069
1992..............................................     36,703            34,179
1993..............................................     40,598            37,805
1994..............................................     36,253            33,758
1995..............................................     45,056            41,953
1996..............................................     51,903            48,327
1997..............................................     61,440            57,204
1998..............................................     69,811            64,996
1999..............................................     79,931            74,474
2000..............................................     76,834            71,588
2001..............................................


                            SVS FOCUS VALUE+GROWTH SUBACCOUNT

                                                                       Qualified
                                                                        and Non-
Year                                                                   Qualified
Ended                                                                    Total
12/31                                                                    Value
-----                                                                  ---------
1996............................................................... $    11,354
1997...............................................................      14,051
1998...............................................................      16,656
1999...............................................................      19,202
2000...............................................................      18,217
2001...............................................................

TAX-DEFERRED ACCUMULATION


                                  TAX-DEFERRED                             NON-QUALIFIED
                               RETIREMENT ANNUITY                             ANNUITY                 CONVENTIONAL
                             Before-tax contributions               After-tax contributions           SAVINGS PLAN
                            and tax-deferred earnings.            and tax-deferred earnings.           After-tax
                            --------------------------            --------------------------          contributions
                                            Taxable Lump                            Taxable Lump       and taxable
                        No Withdrawals     Sum Withdrawal     No Withdrawals       Sum Withdrawal       earnings.
                        --------------     --------------     --------------       --------------      ---------
10 Years .............  $    36,256         $    25,017        $    25,017           $   22,395      $     21,974
20 Years .............      114,532              79,027             79,027               64,795            59,581
30 Years .............      283,522             195,630            195,630              150,385           123,940

This chart compares the accumulation of monthly contributions into a Tax-Deferred Retirement Annuity (such as a SIMPLE IRA or a Section 403(b) annuity) through a payroll reduction program, a Non-Qualified Annuity and a Conventional Savings Plan. Before-tax contributions to the Tax-Deferred Retirement Annuity are $200 per month and the entire amount of a taxable lump sum withdrawal will be subject to income tax. After-tax contributions to the Non-Qualified Annuity and the Conventional Savings Plan are $138 per month. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 31% federal marginal tax rate, representative of the target market, and an 8% annual return. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Tax-deferred retirement accumulations, as well as the income on Non-Qualified Annuities, are taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following charges and expenses under Kemper Advantage
III: 1.00% mortality and expense risk; 0.30% administration charges; any optional benefit charge; 6% maximum deferred withdrawal charge; and a maximum of $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]

Unlike savings plans, contributions to tax qualified retirement plans and Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax qualified retirement plans are not subject to current tax in the year of contribution. When monies are received from a tax-deferred retirement annuity or Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                                STATE REGULATION

     KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                         CONDENSED FINANCIAL INFORMATION
                          [TO BE UPDATED BY AMENDMENT]

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2001. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

                                     EXPERTS

The consolidated balance sheets of KILICO as of December 31, 2001 and 2000 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 2001, 2000 and 1999 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The combined statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account as of December 31, 2001, and the related combined statements of operations for the year then ended and the combined statements of changes in contract owners' equity for each of the two years in the period then ended have been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS
                          [TO BE UPDATED BY AMENDMENT]

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

               KILICO VARIABLE ANNUITY SEPARATE ACCOUNT FINANCIALS
                               TO BE INSERTED HERE

                      KILICO FINANCIALS TO BE INSERTED HERE

APPENDIX A

STATE PREMIUM TAX CHART


                                                            Rate of Tax
                                                      --------------------------
                                                      Qualified    Non-Qualified
State                                                   Plans          Plans
-----                                                 ---------    -------------
California..........................................     0.50%         2.35%*
Maine...............................................      --           2.00%
Mississippi.........................................      --           1.00%
Nevada..............................................      --           3.50%*
North Carolina......................................      --           1.90%*
Pennsylvania........................................      --           2.00%
South Dakota........................................      --           1.25%
Washington DC.......................................     2.25%         2.25%
West Virginia.......................................     1.00%         1.00%
Wyoming.............................................      --           1.00%


* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

                          [To be updated by amendment]

     The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which no longer is offered under new Contracts. The following chart shows which combination of benefits each table represents. Information for the least and most expensive currently offered combinations are shown in the Prospectus under the heading "Condensed Financial Information".

                                     PART C

                                OTHER INFORMATION

                          [TO BE UPDATED BY AMENDMENT]

Item 24.  Financial Statements and Exhibits

The financial statements of Kemper Investors Life Insurance Company ("KILICO" or "Depositor" and KILICO Variable Annuity Separate Account ("Separate Account") will be filed by amendment in Part B of this Registration Statement.

(a) Financial Statements to be included in Part A:

          Condensed Financial Information

(b) Financial Statements included in Part B:

     (i)  KILICO Variable Annuity Separate Account

          Report of Independent Accountants

          Combined Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2001

          Combined Statement of Operations for the Year Ended December 31, 2001

          Combined Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2001 and 2000

          Notes to Financial Statements

     (ii) Kemper Investors Life Insurance Company

          Report of Independent Accountants

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2001 and 2000

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2001, 2000 and 1999

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2001, 2000 and 1999

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2001, 2000 and 1999

          Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2001, 2000 and 1999

          Notes to Consolidated Financial Statements

(c) Exhibits:

/5/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

/5/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.             Not Applicable.

/3/3.1         Distribution Agreement between Investors Brokerage Services, Inc.
               and KILICO.

/1/3.2         Addendum to Selling Group Agreement of Kemper Financial Services,
               Inc.

/6/3.3         Selling Group Agreement of Investors Brokerage Services, Inc.

/6/3.4         General Agent Agreement.

/7/4.          Form of Variable Annuity Contract.

/19/4.1        Form of Guaranteed Minimum Death Benefit Rider.

/19/4.2        Form of Earnings Based Death Benefit Rider.

/19/4.3        Form of Guaranteed Retirement Income Benefit Rider.

/7/5.          Form of application.

/3/6.1 Kemper Investors Life Insurance Company articles of incorporation.

/6/6.2         Kemper Investors Life Insurance Company bylaws.

7.             Not applicable.

/2/8.1 Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation.

/2/8.2 Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation.

/2/8.3 Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Corporation.

/7/8.3(a)      Service Agreement between KILICO and Janus Capital Corporation.

/4/8.4(a)      Fund Participation Agreement among KILICO, Fidelity Variable
               Insurance Products Fund and Fidelity Distributors Corporation.

/13/8.4(b)     Third Amendment to Fund Participation Agreement among KILICO,
               Fidelity Variable Insurance Products Fund and Fidelity
               Distributors Corporation.

/4/8.5(a)      Fund Participation Agreement among KILICO, Fidelity Variable
               Insurance Products Fund II and Fidelity Distributors Corporation.

/20/8.5(b)     Second Amendment to Fund Participation Agreement among KILICO,
               Fidelity Variable Insurance Products Fund II and Fidelity
               Distributors Corporation.

/10/8.6(a)     Participation Agreement between KILICO and Scudder Variable Life
               Investment Fund (now known as Scudder Variable Series I).

/10/8.6(b)     Participating Contract and Policy Agreement between KILICO and
               Scudder Kemper Investments, Inc. (now known as Zurich Scudder
               Investments, Inc.).

/10/8.6(c)     Indemnification Agreement between KILICO and Scudder Kemper
               Investments, Inc. (now known as Zurich Scudder Investments,
               Inc.).

/15/8.7(a)     Fund Participation Agreement between KILICO and The Dreyfus
               Socially Responsible Growth Fund, Inc.

/16/8.7(b)     Administrative Services Agreement by and between The Dreyfus
               Corporation and KILICO (redacted).

/16/8.7(c)     November 1, 1999 Amendment to Fund Participation Agreement
               between KILICO and The Dreyfus Socially Responsible Growth Fund,
               Inc.

/16/8.7(d)     November 1, 1999 Amendment to Administrative Services Agreement
               by and between The Dreyfus Corporation and KILICO (redacted).

/18/8.8 Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

/16/8.9(a)     Fund Participation Agreement by and among The Alger American
               Fund, KILICO and Fred Alger & Company, Incorporated.

/16/8.9(b)     Service Agreement between Fred Alger Management, Inc. and KILICO
               (redacted).

/14/8.10 Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

/17/8.11 Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. (now known as Zurich Scudder Investments, Inc.) and Kemper Distributors, Inc. (now known as Scudder Distributors, Inc.)

/8/9.          Opinion and Consent of Counsel.

10.            Consents of PricewaterhouseCoopers LLP, Independent Accountants.
               [TO BE PROVIDED BY AMENDMENT]

11.            Not applicable.

12.            Not applicable.

/21/13.        Schedules for Computation of Performance Information.

/9/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2000 and 1999).

/9/17.2        Schedule IV: Reinsurance (year ended December 31, 2001).

/11/17.3       Schedule IV: Reinsurance (year ended December 31, 2000).

/12/17.4       Schedule IV: Reinsurance (year ended December 31, 1999).

/9/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001).

/112/17.6      Schedule V: Valuation and qualifying accounts (year ended
               December 31, 2000).

/12/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 1999).

--------------

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

/5/ Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

/6/ Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

/7/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/8/ Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

/9/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March __, 2002.

/10/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/11/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

/12/ Incorporated by reference to Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 20, 1999.

/13/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

/14/ Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

/15/ Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/16/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/17/ Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/18/           Incorporated herein by reference to Post-Effective Amendment No.
               29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

/19/           Incorporated herein by reference to Post-Effective Amendment No.
               2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.


/20/           Incorporated herein by reference to Post-Effective Amendment No.
               4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

/21/           Incorporated herein by reference to Post-Effective Amendment No.
               33 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

               The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

        Name                              Office with KILICO

Gale K. Caruso              President, Chief Executive Officer and Director
Eliane C. Frye              Executive Vice President and Director
Frederick L. Blackmon       Executive Vice President, Chief Financial Officer
                            and Director
Russell M. Bostick          Executive Vice President and Chief Information
                            Officer
James C. Harkensee          Executive Vice President
Edward K. Loughridge        Executive Vice President and Corporate Development
                            Officer
Debra P. Rezabek            Executive Vice President, General Counsel, Corporate
                            Secretary and Director
Edward L. Robbins           Executive Vice President and Chief Actuary
Ivor K. H. Tham             Executive Vice President
George Vlaisavljevich       Executive Vice President
Martin D. Feinstein         Chairman of the Board

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

     Incorporated herein by reference to Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

Item 27. Number of Contract Owners

          As of April __, 2002, the Registrant had approximately ___ qualified and non-qualified Advantage III Contract Owners.

Item 28. Indemnification

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)  Principal Underwriter

          Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

The address of each officer is 1600 McConnor Parkway, Schaumburg, IL 60196-6801.

                                             Position and Offices
               Name                            with Underwriter

          Gale K. Caruso                 Chairman and Director
          Michael E. Scherrman           President and Director
          David S. Jorgensen             Vice President and Treasurer
          Thomas K. Walsh                Asst. Vice President and Chief
                                         Compliance Officer
          Debra P. Rezabek               Secretary
          Frank J. Julian                Assistant Secretary
          Allen R. Reed                  Assistant Secretary
          Eliane C. Frye                 Director
          George Vlaisavljevich          Director

Item 29.(c)

          Not applicable.

Item 30. Location of Accounts and Records

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 and at 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings and Representations

          Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

          Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Counsel of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the Program;

          2. Include appropriate disclosure regarding the restrictions on redemption imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of annuity contracts to 403(b) participants;

          3. Instruct salespeople who solicit participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by IRC Section 403(b)11 to the attention of potential participants; and

          4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
     Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

     Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

          3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

          4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 1st day of March, 2002.

                           KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Registrant)
                           By: Kemper Investors Life Insurance Company

                           BY: /s/ Gale K. Caruso
                           -----------------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer

                           KEMPER INVESTORS LIFE INSURANCE COMPANY
                           (Depositor)

                           BY:  /s/  GALE K. CARUSO
                           -----------------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 1st day of March, 2002.

            Signature                                  Title

      /s/  GALE K. CARUSO                 President, Chief Executive Officer and
------------------------------------      Director (Principal Executive Officer)
         Gale K. Caruso

    /s/ MARTIN D. FEINSTEIN               Chairman of the Board
------------------------------------
      Martin D. Feinstein

   /s/  FREDERICK L. BLACKMON             Executive Vice President, Chief
------------------------------------      Financial Officer and
     Frederick L. Blackmon                Director (Principal Financial Officer
                                          and Principal Accounting Officer)

       /s/ ELIANE C. FRYE                 Director
------------------------------------
         Eliane C. Frye

      /s/DEBRA P. REZABEK                 Director
------------------------------------
       Debra P. Rezabek

    /s/ GEORGE VLAISAVLJEVICH             Director
------------------------------------
      George Vlaisavljevich